Document and Entity Information	12 Months Ended
Sep. 30, 2012
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep 30, 2012
Trading Symbol	TDG
Entity Registrant Name	TRANSDIGM GROUP INC
Entity Central Index Key	0001260221

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 440,524	$ 376,183
Trade accounts receivable-Net	235,783	189,293
Inventories-Net	320,503	265,317
Deferred income taxes	29,134	30,844
Prepaid expenses and other	24,587	8,655
Total current assets	1,050,531	870,292
PROPERTY, PLANT AND EQUIPMENT-Net	172,737	150,800
GOODWILL	3,035,502	2,595,747
TRADEMARKS AND TRADE NAMES	467,614	344,942
OTHER INTANGIBLE ASSETS-Net	655,996	483,424
DEBT ISSUE COSTS-Net	62,190	59,007
OTHER	15,047	9,424
TOTAL ASSETS	5,459,617	4,513,636
CURRENT LIABILITIES:
Current portion of long-term debt	20,500	15,500
Accounts payable	74,178	62,110
Accrued liabilities	139,237	129,249
Total current liabilities	233,915	206,859
LONG-TERM DEBT	3,598,625	3,122,875
DEFERRED INCOME TAXES	356,896	310,451
OTHER NON-CURRENT LIABILITIES	51,347	62,502
Total liabilities	4,240,783	3,702,687
STOCKHOLDERS' EQUITY:
Common stock-$.01 par value; authorized 224,400,000 shares; issued 52,157,225 and 50,829,276 at September 30, 2012 and 2011, respectively	521	508
Additional paid-in capital	553,223	464,700
Retained earnings	689,229	364,260
Accumulated other comprehensive loss	(8,051)	(3,277)
Treasury stock, at cost; 505,400 shares at September 30, 2012 and 494,100 shares at September 30, 2011	(16,088)	(15,242)
Total stockholders' equity	1,218,834	810,949
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 5,459,617	$ 4,513,636

Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2012	Sep. 30, 2011
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	224,400,000	224,400,000
Common stock, shares issued	52,157,225	50,829,276
Treasury stock, shares	505,400	494,100

Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
NET SALES	$ 1,700,208	$ 1,206,021	$ 827,654
COST OF SALES	754,491	544,836	354,588
GROSS PROFIT	945,717	661,185	473,066
SELLING AND ADMINISTRATIVE EXPENSES	201,709	133,711	94,918
AMORTIZATION OF INTANGIBLE ASSETS	44,233	40,339	15,079
INCOME FROM OPERATIONS	699,775	487,135	363,069
INTEREST EXPENSE-Net	211,906	185,256	112,234
Refinancing costs		72,454
INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	487,869	229,425	250,835
INCOME TAX PROVISION	162,900	77,200	87,390
INCOME FROM CONTINUING OPERATIONS	324,969	152,225	163,445
INCOME FROM DISCONTINUED OPERATIONS, NET OF TAX		19,909
NET INCOME	324,969	172,134	163,445
NET INCOME APPLICABLE TO COMMON STOCK	$ 321,670	$ 169,323	$ 133,132
Net earnings per share-see Note 5:
Net earnings per share from continuing operations-basic and diluted	$ 5.97	$ 2.8	$ 2.52
Net earnings per share from discontinued operations-basic and diluted		$ 0.37
Net earnings per share	$ 5.97	$ 3.17	$ 2.52
Cash dividends paid per common share			$ 7.65
Weighted-average shares outstanding:
Basic and diluted	53,882	53,333	52,923

Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Net income	$ 324,969	$ 172,134	$ 163,445
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	(1,315)	1,498	288
Interest rate swap agreements, net of taxes	(2,635)	(1,077)	2,467
Other	(824)	102	(1,046)
Other comprehensive income (loss), net of tax	(4,774)	523	1,709
Comprehensive income	$ 320,195	$ 172,657	$ 165,154

Consolidated Statements of Comprehensive Income (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Interest rate swap agreements, taxes	$ 1.6	$ 0.7	$ (1.5)

Consolidated Statements of Changes in Stockholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Stock	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Income/(Loss)	Treasury Stock
BEGINNING BALANCE at Sep. 30, 2009	$ 819,162	$ 494	$ 388,772	$ 450,647	$ (5,509)	$ (15,242)
BEGINNING BALANCE (in shares) at Sep. 30, 2009		49,448,028				(494,100)
Dividends paid	(404,868)			(404,868)
Unvested dividend equivalent payments	(17,098)			(17,098)
Compensation expense recognized for employee stock options	6,693		6,693
Excess tax benefits related to share- based payment arrangements	17,459		17,459
Exercise of employee stock options (in shares)		477,776
Exercise of employee stock options	6,361	5	6,356
Restricted stock compensation	11		11
Common stock issued (in shares)		2,437
Common stock issued	105		105
Comprehensive income (loss):
Net income	163,445			163,445
Interest rate swaps, net of tax	2,467				2,467
Other comprehensive income (loss), foreign currency translation adjustments and other	(758)				(758)
Foreign currency translation adjustments	288
Other comprehensive income (loss), other	(1,046)
Comprehensive income	165,154
ENDING BALANCE at Sep. 30, 2010	592,979	499	419,396	192,126	(3,800)	(15,242)
ENDING BALANCE (in shares) at Sep. 30, 2010		49,928,241				(494,100)
Compensation expense recognized for employee stock options	12,568		12,568
Excess tax benefits related to share- based payment arrangements	23,411		23,411
Exercise of employee stock options (in shares)		899,395
Exercise of employee stock options	9,208	9	9,199
Restricted stock compensation	6		6
Common stock issued (in shares)		1,640
Common stock issued	120		120
Comprehensive income (loss):
Net income	172,134			172,134
Interest rate swaps, net of tax	(1,077)				(1,077)
Foreign currency translation adjustments	1,498				1,498
Other comprehensive income (loss), other	102				102
Comprehensive income	172,657
ENDING BALANCE at Sep. 30, 2011	810,949	508	464,700	364,260	(3,277)	(15,242)
ENDING BALANCE (in shares) at Sep. 30, 2011		50,829,276				(494,100)
Compensation expense recognized for employee stock options	22,151		22,151
Excess tax benefits related to share- based payment arrangements	50,555		50,555
Exercise of employee stock options (in shares)		1,327,029
Exercise of employee stock options	15,710	13	15,697
Treasury stock purchased, shares	(11,300)					(11,300)
Treasury stock purchased	(846)					(846)
Common stock issued (in shares)		920
Common stock issued	120		120
Comprehensive income (loss):
Net income	324,969			324,969
Interest rate swaps, net of tax	(2,635)				(2,635)
Foreign currency translation adjustments	(1,315)				(1,315)
Other comprehensive income (loss), other	(824)				(824)
Comprehensive income	320,195
ENDING BALANCE at Sep. 30, 2012	$ 1,218,834	$ 521	$ 553,223	$ 689,229	$ (8,051)	$ (16,088)
ENDING BALANCE (in shares) at Sep. 30, 2012		52,157,225				(505,400)

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
OPERATING ACTIVITIES:
Net income	$ 324,969	$ 172,134	$ 163,445
Net income from discontinued operations		(19,909)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	23,692	20,092	15,086
Amortization of intangible assets	44,535	40,368	15,079
Amortization of debt issue costs	12,544	9,842	7,578
Refinancing costs		72,454
Non-cash equity compensation	22,151	12,574	6,704
Excess tax benefits related to share-based payment arrangements	(50,555)	(23,411)	(17,459)
Deferred income taxes	24,800	8,888	1,900
Changes in assets/liabilities, net of effects from acquisitions of businesses:
Trade accounts receivable	(1,957)	(14,993)	(17,721)
Inventories	(416)	(9,661)	2,893
Income taxes receivable/payable	34,097	(22,259)	13,094
Other assets	(10,564)	(2,692)	513
Accounts payable	(3,620)	4,484	4,933
Accrued and other liabilities	(5,791)	12,475	1,259
Net cash provided by operating activities	413,885	260,386	197,304
INVESTING ACTIVITIES:
Capital expenditures	(25,246)	(18,026)	(12,887)
Acquisition of businesses, net of cash acquired	(868,696)	(1,650,363)	(166,557)
Cash proceeds from sales of discontinued operations		271,361
Cash proceeds from sale of business	17,650
Cash proceeds from sale of real estate			2,885
Net cash used in investing activities	(876,292)	(1,397,028)	(176,559)
FINANCING ACTIVITIES:
Excess tax benefits related to share-based payment arrangements	50,555	23,411	17,459
Proceeds from exercise of stock options	15,710	9,208	6,361
Dividends paid	(3,299)	(2,811)	(404,868)
Treasury stock purchased	(846)
Proceeds from new senior secured credit facility-net	484,316	1,500,048
Repayment on new senior secured credit facility	(19,250)	(11,625)
Proceeds from senior subordinated notes		1,582,184	404,248
Repurchase of senior subordinated notes due 2014		(1,041,894)
Repayment of existing senior secured credit facility		(780,000)
Net cash provided by financing activities	527,186	1,278,521	23,200
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	(438)	192
NET INCREASE IN CASH AND CASH EQUIVALENTS	64,341	142,071	43,945
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	376,183	234,112	190,167
CASH AND CASH EQUIVALENTS, END OF PERIOD	440,524	376,183	234,112
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid during the period for interest	197,787	155,849	97,713
Cash paid during the period for income taxes	103,938	88,367	72,498
7 3/4% Senior Subordinated Notes, Due 2018
FINANCING ACTIVITIES:
Proceeds from senior subordinated notes		1,582,184
7 3/4% Senior Subordinated Notes, Due 2014
FINANCING ACTIVITIES:
Proceeds from senior subordinated notes			$ 404,248

Description Of The Business	12 Months Ended
Sep. 30, 2012
Description Of The Business

1. DESCRIPTION OF THE BUSINESS

Description of the Business—TransDigm Group Incorporated (“TD Group”), through its wholly-owned subsidiary, TransDigm Inc., is a leading global designer, producer and supplier of highly engineered aircraft components for use on nearly all commercial and military aircraft in service today. TransDigm Inc. along with TransDigm Inc.’s direct and indirect wholly-owned operating subsidiaries (collectively, with TD Group, the “Company” or “TransDigm”), offers a broad range of proprietary aerospace components. TD Group has no significant assets or operations other than its 100% ownership of TransDigm Inc. TD Group’s common stock is listed on The New York Stock Exchange, or the NYSE, under the trading symbol “TDG.”

Major product offerings, substantially all of which are ultimately provided to end-users in the aerospace industry, include mechanical/electro-mechanical actuators and controls, ignition systems and engine technology, specialized pumps and valves, power conditioning devices, specialized AC/DC electric motors and generators, NiCad batteries and chargers, engineered latching and locking devices, rods and locking devices, engineered connectors and elastomers, cockpit security components and systems, specialized cockpit displays, aircraft audio systems, specialized lavatory components, seatbelts and safety restraints, engineered interior surfaces and lighting and control technology.

Separate Financial Statements—Separate financial statements of TransDigm Inc. are not presented because TransDigm Inc.’s 7 3/4% senior subordinated notes are fully and unconditionally guaranteed on a senior subordinated basis by TD Group and all existing 100% owned domestic subsidiaries of TransDigm Inc. and because TD Group has no significant operations or assets separate from its investment in TransDigm Inc.

Reclassifications—Certain reclassifications of prior year amounts have been made to the Consolidated Statement of Cash Flows to conform to current year classification to reflect the effect of exchange rate changes on cash and cash equivalents relating to our foreign operations.

Acquisitions	12 Months Ended
Sep. 30, 2012
Acquisitions

2. ACQUISITIONS

Aero-Instruments Co., LLC—On September 17, 2012, TransDigm Inc. acquired all of the outstanding equity interests in Aero-Instruments Co., LLC (“Aero-Instruments”), for approximately $34.7 million in cash, subject to adjustments based on the level of working capital as of the closing date of the acquisition. Aero-Instruments designs and manufactures highly engineered air data sensors including pitot probes, pitot-static probes, static pressure ports, angle of attack, temperature sensors and flight test equipment for use primarily in the business jet and helicopter markets. These products fit well with TransDigm’s overall business direction. Aero-Instruments will be integrated into TransDigm’s Power & Control segment. The Company expects that the approximately $15 million of goodwill recognized for the acquisition will be deductible for tax purposes.

AmSafe Global Holdings, Inc.—On February 15, 2012, TransDigm Inc. acquired all of the outstanding stock of AmSafe Global Holdings, Inc. (“AmSafe”), for approximately $749.7 million in cash, which includes a purchase price adjustment of $0.5 million paid in the third quarter of fiscal 2012. AmSafe is a leading supplier of innovative, highly engineered and proprietary safety and restraint equipment used primarily in the global aerospace industry. These products fit well with TransDigm’s overall business direction. The majority of AmSafe product lines will be integrated into TransDigm’s Airframe segment, and the remaining product lines will be integrated into the Non-aviation segment. The distribution business acquired as part of AmSafe was sold on August 16, 2012 for approximately $17.7 million in cash, subject to adjustments based on the level of working capital as of the closing date of the sale.

The Company financed the acquisition through a combination of new senior bank debt of $500 million and cash. See Note 11 to the Consolidated Financial Statements.

The total purchase price was allocated to the underlying assets acquired and liabilities assumed based upon management’s estimated fair values at the date of acquisition. To the extent the purchase price exceeded the estimated fair value of the net identifiable tangible and intangible assets acquired, such excess was allocated to goodwill. The following table summarizes the purchase price allocation of the estimated fair values of the assets acquired and liabilities assumed at the transaction date (in thousands).

Assets acquired:
Current assets, excluding cash acquired	$127,600
Property, plant and equipment	20,794
Intangible assets	270,500
Goodwill	403,025
Other	4,239

Total assets acquired	$826,158

Liabilities assumed:
Current liabilities	$24,152
Deferred income taxes—long term	49,343
Other noncurrent liabilities	2,932

Total liabilities assumed	$76,427

Net assets acquired	$749,731

The Company expects that of the $403 million of goodwill recognized for the acquisition approximately $77 million will be deductible for tax purposes.

Harco Laboratories, Incorporated—On December 9, 2011, TransDigm Inc. acquired all of the outstanding stock of Harco Laboratories, Incorporated (“Harco”), for approximately $83.3 million in cash, which includes a purchase price adjustment of $0.4 million paid in the second quarter of fiscal 2012. Harco designs and manufactures highly engineered thermocouples, sensors, engine cable assemblies and related products for commercial aircraft. These products fit well with TransDigm’s overall business direction. Harco will be integrated into TransDigm’s Power & Control segment. The Company expects that the approximately $56 million of goodwill recognized for the acquisition will not be deductible for tax purposes.

Schneller Holdings —On August 31, 2011, TransDigm Inc. acquired all of the outstanding equity interests in Schneller Holdings LLC (“Schneller”) for approximately $288.6 million in cash, which includes a purchase price adjustment of $1.0 million paid in the first quarter of fiscal 2012. Schneller designs and manufactures proprietary, highly engineered laminates, thermoplastics, and non-textile flooring for use primarily on side walls, lavatories, galleys, bulkheads and cabin floors for commercial aircraft. These products fit well with TransDigm’s overall business direction. Schneller was integrated into TransDigm’s Airframe segment. The Company expects that the approximately $168 million of goodwill recognized for the acquisition will be deductible for tax purposes.

Talley Actuation—On December 31, 2010, AeroControlex Group, Inc., a wholly owned subsidiary of TransDigm Inc., acquired the actuation business of Telair International Inc. (“Talley Actuation”), a wholly-owned subsidiary of Teleflex Incorporated, for approximately $93.6 million in cash, which includes a purchase price adjustment of $0.3 million received in the third quarter of fiscal 2011. Talley Actuation manufactures proprietary, highly engineered electro-mechanical products and other components for commercial and military aircraft. These products fit well with TransDigm’s overall business direction. Talley Actuation was integrated into TransDigm’s Power & Control segment. The Company expects that the approximately $70 million of goodwill recognized for the acquisition will be deductible for tax purposes.

McKechnie Aerospace Holdings, Inc.—On December 6, 2010, TransDigm Inc. acquired all of the outstanding stock of McKechnie Aerospace Holdings Inc. (“McKechnie Aerospace”), for approximately $1.27 billion in cash, which includes a purchase price adjustment of $0.3 million paid in the third quarter of fiscal 2011. McKechnie Aerospace, through its subsidiaries, is a leading global designer, producer and supplier of aerospace components, assemblies and subsystems for commercial aircraft, regional/business jets, military fixed wing and rotorcraft. Some of the businesses acquired as part of McKechnie Aerospace have been divested. See Note 21 to the Consolidated Financial Statements. The remaining products fit well with TransDigm’s overall business direction. Certain product lines of McKechnie Aerospace were integrated into TransDigm’s Power & Control and Airframe segments.

The Company financed the McKechnie Aerospace acquisition, repaid borrowings under the previous senior secured credit facility and redeemed outstanding 7 3/4% Senior Subordinated Notes due 2014 through a combination of the offering of $1.60 billion of 7 3/4% Senior Subordinated Notes due 2018 and new term loan borrowings of $1.55 billion due 2017. See Note 11 to the Consolidated Financial Statements.

The total purchase price was allocated to the underlying assets acquired and liabilities assumed based upon management’s estimated fair values at the date of acquisition. To the extent the purchase price exceeded the estimated fair value of the net identifiable tangible and intangible assets acquired, such excess was allocated to goodwill.

The following table summarizes the purchase price allocation of the estimated fair values of the assets acquired and liabilities assumed at the transaction date (in thousands).

Assets acquired:
Current assets, excluding cash acquired	$109,289
Property, plant and equipment	48,901
Intangible assets	433,000
Goodwill	864,934

Total assets acquired	$1,456,124

Liabilities assumed:
Current liabilities	$40,004
Deferred income taxes—long term	118,591
Other noncurrent liabilities	31,837

Total liabilities assumed	$190,432

Net assets acquired	$1,265,692

The Company expects that the approximately $865 million of goodwill recognized for the acquisition will not be deductible for tax purposes.

The results of operations of McKechnie Aerospace are included in the Company’s consolidated financial statements from the date of the transaction. The Company recorded net sales of $212.2 million from the date of acquisition through September 30, 2011. It is impracticable to determine a meaningful measure of the earnings of the acquired business from the date of acquisition through September 30, 2011 because certain McKechnie Aerospace plant facilities have been integrated into other TransDigm operations. Had the McKechnie acquisition and related financing transactions occurred at the beginning of the fiscal year ended September 30, 2010, unaudited pro forma consolidated results for the year ended September 30, 2011 would have been as follows (in thousands, except per share data):

	Fiscal Years Ended September 30,
	2011	2010
Net sales	$1,247,386	$1,033,059

Net income applicable to common stock from continuing operations	$217,575	$44,614

Net earnings per share from continuing operations:
Basic and diluted	$4.08	$0.84

The unaudited pro forma consolidated results are based on the Company’s historical financial statements and those of McKechnie Aerospace and do not necessarily indicate the results of operations that would have resulted had the acquisition actually been completed at the beginning of the applicable period presented. The pro forma financial information assumes that the companies were combined as of October 1, 2009. The pro forma results for the fiscal year ended September 30, 2010 reflect the business combination accounting effects from the acquisition including amortization charges from the acquired intangible assets, inventory purchase accounting adjustments charged to cost of sales as the inventory is sold, increase in interest expense associated with debt incurred to fund the acquisition, refinancing costs associated with the refinancing of the Company’s entire debt structure and acquisition-related transaction costs. The unaudited pro forma consolidated results do not give effect to the synergies of the acquisition and are not indicative of the results of operations in future periods.

Semco Instruments—On September 3, 2010, TransDigm Inc. completed the acquisition of Semco Instruments, Inc. (“Semco Instruments”) for approximately $73.6 million in cash, which includes a purchase price adjustment of $3.0 million paid in the first quarter of fiscal 2011. Semco Instruments manufactures proprietary, highly engineered components for major turbo-prop, turbo-fan, and turbo-shaft engines, which are primarily used on helicopters, business jets and selected regional airplanes. These products fit well with TransDigm’s overall business direction. Semco Instruments was integrated into TransDigm’s Power & Control segment. The Company expects that the approximately $41 million of goodwill recognized for the acquisition will not be deductible for tax purposes.

Dukes Aerospace—On December 2, 2009, Dukes Aerospace, Inc., a newly formed, wholly owned subsidiary of TransDigm Inc., acquired substantially all of the aerospace related assets and certain liabilities from Dukes, Inc. and GST Industries, Inc. (collectively “Dukes Aerospace”) for approximately $95.5 million in cash, which includes a purchase price adjustment of $0.2 million received in the third quarter of fiscal 2011. In addition, the agreement provides for potential earn-out payments up to a total of $60 million over four years based on the achievement of certain growth targets. The initial purchase price allocation included a fair value liability of $8.0 million recorded for the potential earn-out payments. During the third quarter of fiscal 2011, the Company reversed $3.0 million of the earn-out liability based on lower growth projections relative to the required growth targets for the last three years of the four-year earn-out arrangement. During the fourth quarter of fiscal 2012, the Company reversed the remaining $5.0 million of the earn-out liability based on the lower growth projections relative to the required growth targets. The reversal of earn-out liability is included in selling and administrative expenses in the consolidated statements of income for the fiscal year ended September 30, 2011. The Dukes Aerospace business supplies proprietary, highly engineered components primarily to the business jet, regional jet, and military aerospace markets, along with commercial and military helicopter markets. The products are comprised primarily of highly engineered valves and certain pumps, solenoids and related components. These products fit well with TransDigm’s overall business direction. Dukes Aerospace was integrated into TransDigm’s Power & Control segment. The Company expects that the approximately $64 million of goodwill recognized for the acquisition will be deductible for tax purposes.

The Company accounted for the acquisitions of Aero-Instruments, AmSafe, Harco, McKechnie Aerospace, Schneller, Talley Actuation, Semco Instruments and Dukes Aerospace, (collectively, the “Acquisitions”) using the acquisition method and included the results of operations of the Acquisitions in its consolidated financial statements from the effective date of each acquisition. The Company is in the process of obtaining a third-party valuation of certain tangible and intangible assets of Aero-Instruments, AmSafe and Harco, therefore, the values attributed to those acquired assets in the consolidated financial statements are subject to adjustment. Pro forma net sales and results of operations for the acquisitions of Aero-Instruments, AmSafe, Harco, Schneller, Talley Actuation, Semco Instruments and Dukes Aerospace had they occurred at the beginning of the applicable fiscal year ended September 30, 2012 or 2011, are not significant and, accordingly, are not provided.

The Acquisitions strengthen and expand the Company’s position to design, produce and supply highly-engineered proprietary aerospace components in niche markets with significant aftermarket content and provide opportunities to create value through the application of our three core value-driven operating strategies (obtaining profitable new business, improving our cost structure, and providing highly engineered value-added products to customers). The purchase price paid for each acquisition reflects the current earnings before interest, taxes, depreciation and amortization (EBITDA) and cash flows, as well as, the future EBITDA and cash flows expected to be generated by the business, which are driven in most cases by the recurring aftermarket consumption over the life of a particular aircraft, estimated to be approximately 30 years.

Summary Of Significant Accounting Policies	12 Months Ended
Sep. 30, 2012
Summary Of Significant Accounting Policies

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation and Consolidation—The accompanying consolidated financial statements were prepared in conformity with generally accepted accounting principles in the United States (“GAAP”) and include the accounts of TD Group and subsidiaries. All significant intercompany balances and transactions have been eliminated.

Revenue Recognition and Related Allowances—Revenue is recognized from the sale of products when title and risk of loss passes to the customer, which is generally at the time of shipment. Substantially all sales are made pursuant to firm, fixed-price purchase orders received from customers. Provisions for estimated returns, uncollectible accounts and the cost of repairs under contract warranty provisions are provided for in the same period as the related revenues are recorded and are principally based on historical results modified, as appropriate, by the most current information available. Due to uncertainties in the estimation process, it is possible that actual results may vary from the estimates.

Shipping and Handling Costs—Shipping and handling costs are included in cost of sales in the Consolidated Statements of Income.

Research and Development Costs—The Company expenses research and development costs as incurred and classifies such amounts in selling and administrative expenses. The expense recognized for research and development costs for the years ended September 30, 2012, 2011 and 2010 was approximately $27.9 million, $19.3 million, and $13.9 million, respectively.

Cash Equivalents—The Company considers all highly liquid investments with a maturity of three months or less when purchased to be cash equivalents.

Allowance for Uncollectible Accounts—The Company reserves for amounts determined to be uncollectible based on specific identification of losses and estimated losses based on historical experience. The allowance also incorporates a provision for the estimated impact of disputes with customers. The determination of the amount of the allowance for doubtful accounts is subject to significant levels of judgment and estimation by management. If circumstances change or economic conditions deteriorate or improve, the allowance for doubtful accounts could increase or decrease.

Inventories —Inventories are stated at the lower of cost or market. Cost of inventories is determined by the average cost and the first-in, first-out (FIFO) methods for all locations except CEF Industries, Inc. which determines the cost of inventories using the last-in, first-out (LIFO) method. Approximately 6% of the inventory was valued under the LIFO method at September 30, 2012. Provision for potentially obsolete or slow-moving inventory is made based on management’s analysis of inventory levels and future sales forecasts. In accordance with industry practice, all inventories are classified as current assets even though a portion of the inventories may not be sold within one year.

Property, Plant and Equipment—Property, plant and equipment are stated at cost. Depreciation is computed using the straight-line method over the following estimated useful lives: land improvements from 10 to 20 years, buildings and improvements from 5 to 30 years, machinery and equipment from 2 to 10 years and furniture and fixtures from 3 to 10 years.

Property, plant and equipment is assessed for potential impairment whenever indicators of impairment are present by determining whether the carrying value of the property can be recovered through projected, undiscounted cash flows from future operations over the property’s remaining estimated useful life. Any impairment recognized is the amount by which the carrying amount exceeds the fair value of the asset.

Debt Issue Costs, Premiums and Discounts—The cost of obtaining financing as well as premiums and discounts are amortized using the effective interest method over the terms of the respective obligations/securities.

Intangible Assets—Intangible assets consist of identifiable intangibles acquired or recognized in accounting for the acquisitions (trademarks, trade names, technology, order backlog and a license agreement) and goodwill. Goodwill and intangible assets that have indefinite useful lives (trademarks and trade names) are subject to annual impairment testing. Management determines fair value using a discounted future cash flow analysis or other accepted valuation techniques. The Company performs an annual impairment test for goodwill and other intangible assets as of the first day of the fourth fiscal quarter of each year, or more frequently, if an event occurs or circumstances change that would more likely than not reduce fair value below current value.

A two-step impairment test is used to identify potential goodwill impairment. The first step of the goodwill impairment test, used to identify potential impairment, compares the fair value of a reporting unit (as defined) with its carrying amount, including goodwill. If the fair value of the reporting unit exceeds its carrying amount, goodwill is not considered impaired, and the second step of the goodwill impairment test is unnecessary. The second step measures the amount of impairment, if any, by comparing the carrying value of the goodwill associated with a reporting unit to the implied fair value of the goodwill derived from the estimated overall fair value of the reporting unit and the individual fair values of the other assets and liabilities of the reporting unit.

GAAP requires that the annual, and any interim, impairment assessment be performed at the reporting unit level. The reporting unit level is the operating subsidiary level for the Company. Substantially all goodwill was determined and recognized for each operating subsidiary pursuant to the accounting for the merger or acquisition as of the date of each transaction, and therefore the allocation of goodwill among reporting units was immaterial for purposes of the impairment assessment. With respect to acquisitions integrated into an existing operating subsidiary, any related goodwill is combined with goodwill of the operating subsidiary.

The impairment test for indefinite lived intangible assets consists of a comparison between their fair values and carrying values. If the carrying amounts of intangible assets that have indefinite useful lives exceed their fair values, an impairment loss will be recognized in an amount equal to the sum of any such excesses.

The Company assesses the recoverability of its amortizable intangible assets only when indicators of impairment are present by determining whether the amortization over their remaining lives can be recovered through projected, undiscounted cash flows from future operations. Amortization of amortizable intangible assets is computed using the straight-line method over the following estimated useful lives: technology from 20 to 22 years, order backlog over one year, and a license agreement over 20 years.

Stock Option Plans—The Company records stock-based compensation measured using the fair value method of accounting. Compensation expense is recorded over the vesting periods of the options.

Income Taxes—The Company accounts for income taxes using an asset and liability approach. Deferred taxes are recorded for the difference between the book and tax basis of various assets and liabilities. A valuation allowance is provided when it is more likely than not that some or all of a deferred tax asset will not be realized.

Contingencies—During the ordinary course of business, the Company is from time to time threatened with, or may become a party to, legal actions and other proceedings. While the Company is currently involved in certain legal proceedings, it believes the results of these proceedings will not have a material adverse effect on its financial condition, results of operations, or cash flows. The Company believes that its potential exposure to such legal actions is adequately covered by its aviation product and general liability insurance.

Estimates —The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Comprehensive Income (Loss)—The term “comprehensive income (loss)” represents the change in stockholders’ equity from transactions and other events and circumstances resulting from non-stockholder sources. The Company’s accumulated other comprehensive income or loss, consisting principally of fair value adjustments to its interest rate swap agreements (net of tax), cumulative foreign currency translation adjustments and pension liability adjustments (net of tax), is reported separately in the accompanying consolidated statements of changes in stockholders’ equity. See Note 20 to the Consolidated Financial Statements.

Earnings per Share—Earnings per share information is determined using the two-class method, which includes the weighted-average number of common shares outstanding during the period and other securities that participate in dividends (“participating securities”). Our vested stock options are considered “participating securities” because they include non-forfeitable rights to dividends. In applying the two-class method, earnings are allocated to both common stock shares and participating securities based on their respective weighted-average shares outstanding for the period. Diluted earnings per share information may include the additional effect of other securities, if dilutive, in which case the dilutive effect of such securities is calculated using the treasury stock method.

Recent Accounting Pronouncements	12 Months Ended
Sep. 30, 2012
Recent Accounting Pronouncements

4. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2011, the Financial Accounting Standards Board (“FASB”) issued authoritative accounting guidance included in Accounting Standards Codification (“ASC”) Topic 220, “Comprehensive Income”. This guidance eliminates the option to report other comprehensive income and its components in the statement of changes in equity. Companies can elect to present items of net income and other comprehensive income in one continuous statement or in two separate, but consecutive, statements. The Company adopted the presentation guidance during the first quarter of fiscal 2013 and has elected to present two separate consecutive statements. Retrospective revisions have been made to the consolidated financial statements for the three years in the period ended September 30, 2012 to reflect this presentation guidance.

In September 2011, the FASB issued authoritative accounting guidance included in ASC Topic 350, “Intangibles—Goodwill and Other”. This guidance amends the requirements for goodwill impairment testing. The Company has the option to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If, after assessing the totality of events or circumstances, the Company determines it is more likely than not that the fair value of a reporting unit is greater than its carrying amount, then performing the two-step impairment test is unnecessary. This guidance is effective for the Company for its annual goodwill impairment testing for the year ending September 30, 2013. The Company does not expect this guidance to have a significant impact on the Company’s consolidated results of operations, financial position or cash flows.

In July 2012, the FASB issued authoritative guidance included in ASC Topic 350, “Intangibles—Goodwill and Other.” This guidance permits an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of an indefinite-lived intangible asset is impaired, as a basis for determining whether it is necessary to perform the quantitative impairment test described in FASB ASC Topic 350, “Intangibles—Goodwill and Other”. This guidance is effective for the Company for its annual impairment testing for the year ending September 30, 2013. The Company does not expect this guidance to have a significant impact on the Company’s consolidated results of operations, financial position or cash flows.

Earnings Per Share (Two-Class Method)	12 Months Ended
Sep. 30, 2012
Earnings Per Share (Two-Class Method)

5. EARNINGS PER SHARE (TWO-CLASS METHOD)

The following table sets forth the computation of basic and diluted earnings per share (in thousands, except per share data):

	Fiscal Years Ended September 30,
	2012	2011	2010
Numerator for earnings per share:
Net income from continuing operations	$324,969	$152,225	$163,445
Less dividends paid on participating securities	(3,299)	(2,811)	(30,313)

	321,670	149,414	133,132
Net income from discontinued operations	—	19,909	—

Net income applicable to common stock—basic and diluted	$321,670	$169,323	$133,132

Denominator for basic and diluted earnings per share under the two-class method:
Weighted average common shares outstanding	50,996	49,888	49,171
Vested options deemed participating securities	2,886	3,445	3,752

Total shares for basic and diluted earnings per share	53,882	53,333	52,923

Net earnings per share from continuing operations—basic and diluted	$5.97	$2.80	$2.52
Net earnings per share from discontinued operations—basic and diluted	—	0.37	—

Net earnings per share	$5.97	$3.17	$2.52

Sales And Trade Accounts Receivable	12 Months Ended
Sep. 30, 2012
Sales And Trade Accounts Receivable

6. SALES AND TRADE ACCOUNTS RECEIVABLE

Sales—The Company’s sales and receivables are concentrated in the aerospace industry. TransDigm’s customers include: distributors of aerospace components; commercial airlines, large commercial transport and regional and business aircraft OEMs; various armed forces of the United States and friendly foreign governments; defense OEMs; system suppliers; and various other industrial customers.

One customer accounted for approximately 13%, 14% and 14% of the Company’s net sales for the years ended September 30, 2012, 2011 and 2010, respectively. Export sales to customers, primarily in Western Europe, Canada and Asia, were $508.8 million during fiscal 2012, $305.5 million during fiscal 2011 and $170.6 million during fiscal 2010.

Information concerning the Company’s net sales by its major product offerings is as follows for the periods indicated below (in thousands):

	Years Ended September 30,
	2012	2011	2010
Ignition systems, engine sensors, harnesses and related components	$199,972	$153,919	$111,834
Engineered latching and locking devices	196,064	150,111	33,746
Mechanical/electro-mechanical actuators and controls	176,448	168,530	124,574
Rods and locking devices	129,221	99,556	31,438
Specialized valves	118,368	102,664	95,946
AC/DC electric motors and generators	101,173	84,213	57,410
Engineered decorative laminates	97,906	7,253	—
Specialized pumps	87,062	72,116	66,893
Safety restraints	77,145	—	—
Engineered connectors	75,360	57,803	43,945
Power conditioning devices	67,187	58,683	57,917
Power, lighting and control	65,329	55,327	44,849
NiCad batteries/chargers	57,907	57,757	45,583
Audio systems	46,259	44,614	36,870
Lavatory hardware	46,190	38,280	27,753
Other	158,617	55,195	48,896

Total	$1,700,208	$1,206,021	$827,654

Trade Accounts Receivable—Trade accounts receivable consist of the following at September 30 (in thousands):

	2012	2011
Trade accounts receivable—gross	$240,743	$192,166
Allowance for uncollectible accounts	(4,960)	(2,873)

Trade accounts receivable—net	$235,783	$189,293

At September 30, 2012, approximately 9% of the Company’s trade accounts receivable was due from one customer. In addition, approximately 35% of the Company’s trade accounts receivable was due from entities that principally operate outside of the United States. Credit is extended based on an evaluation of each customer’s financial condition and collateral is generally not required.

Inventories	12 Months Ended
Sep. 30, 2012
Inventories

7. INVENTORIES

Inventories consist of the following at September 30 (in thousands):

	2012	2011
Raw materials and purchased component parts	$203,809	$160,402
Work-in-progress	102,645	85,612
Finished Goods	48,395	43,192

Total	354,849	289,206
Reserves for excess and obsolete inventory and LIFO	(34,346)	(23,889)

Inventories—net	$320,503	$265,317

Property, Plant And Equipment	12 Months Ended
Sep. 30, 2012
Property, Plant And Equipment

8. PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consist of the following at September 30 (in thousands):

	2012	2011
Land and improvements	$39,685	$40,912
Buildings and improvements	78,631	58,692
Machinery, equipment and other	167,435	137,124
Construction in progress	10,171	8,250

Total	295,922	244,978
Accumulated depreciation	(123,185)	(94,178)

Property, plant and equipment—net	$172,737	$150,800

Intangible Assets	12 Months Ended
Sep. 30, 2012
Intangible Assets

9. INTANGIBLE ASSETS

Intangible assets subject to amortization consist of the following at September 30 (in thousands):

	2012			2011
	Gross Carrying Amount	Accumulated Amortization	Net	Gross Carrying Amount	Accumulated Amortization	Net
Technology	$723,231	$105,995	$617,236	$546,726	$75,426	$471,300
Order backlog	5,910	3,965	1,945	24,799	17,895	6,904
Other	43,343	6,528	36,815	10,973	5,753	5,220

Total	$772,484	$116,488	$655,996	$582,498	$99,074	$483,424

Information regarding the amortization expense of amortizable intangible assets is detailed below (in thousands):

Aggregate Amortization Expense:

Years ended September 30,
2012	$44,535
2011	40,368
2010	15,079

Estimated Amortization Expense:

Years ending September 30,
2013	$38,099
2014	36,156
2015	36,156
2016	36,156
2017	36,156

Intangible assets acquired during the year ended September 30, 2012 were as follows (in thousands):

	Cost	Amortization Period
Intangible assets not subject to amortization:
Goodwill	$473,895
Trademarks and trade names	121,510

	595,405

Intangible assets subject to amortization:
Technology	175,750	20 years
Order backlog	5,910	1 year
Other	4,800	15 years

	186,460	19.3 years

Total	$781,865

The changes in the carrying amount of goodwill by segment for the fiscal years ended September 30, 2011 and 2012 were as follows (in thousands):

	Power & Control	Airframe	Non- aviation	Total
Balance at September 30, 2010	$1,063,872	$459,725	$48,067	$1,571,664
Goodwill acquired during the year (Note 2)	159,396	969,749	—	1,129,145
Divestitures (Note 22)	(15,393)	(88,487)	—	(103,880)
Other	(2,029)	847	—	(1,182)

Balance at September 30, 2011	1,205,846	1,341,834	48,067	2,595,747
Goodwill acquired during the year (Note 2)	70,870	401,500	1,525	473,895
Purchase price allocation adjustments	(2,012)	(24,097)	—	(26,109)
Other	(1)	(8,023)	(7)	(8,031)

Balance at September 30, 2012	$1,274,703	$1,711,214	$49,585	$3,035,502

Accrued Liabilities	12 Months Ended
Sep. 30, 2012
Accrued Liabilities

10. ACCRUED LIABILITIES

Accrued liabilities consist of the following at September 30 (in thousands):

	2012	2011
Compensation and related benefits	$39,446	$24,824
Interest	39,003	37,065
Interest rate swap agreements	9,800	—
Product warranties	8,604	8,722
Income taxes payable	—	8,937
Other	42,384	49,701

Total	$139,237	$129,249

Debt	12 Months Ended
Sep. 30, 2012
Debt

11. DEBT

The Company’s long-term debt consists of the following at September 30 (in thousands):

	2012	2011
Term loans	$2,019,125	$1,538,375
Senior Subordinated Notes due 2018	1,600,000	1,600,000

	3,619,125	3,138,375
Less current portion	20,500	15,500

Long-term debt	$3,598,625	$3,122,875

Revolving Credit Facility and Term Loan—In December 2010, TD Group’s wholly owned subsidiary, TransDigm Inc., entered into a senior secured credit facility, which consisted of a $1.55 billion term loan facility and a $245 million revolving credit facility (collectively, the “Existing Senior Secured Credit Facility”). The proceeds of the term loan were used to pay the purchase price of and related transaction expenses associated with the acquisition of McKechnie Aerospace and repay a portion of the amounts outstanding under the previous senior secured credit facility. The remaining amount of the previous senior secured credit facility was repaid from a portion of the 7 3/4% Senior Subordinated Notes due 2018 (the “2018 Notes”) proceeds.

On February 14, 2011, TransDigm Inc. entered into a new senior secured credit facility which provides for a $1.55 billion term loan facility (the “New Senior Secured Credit Facility”), which was fully drawn on February 14, 2011. The New Senior Secured Credit Facility replaced the term loan under the Existing Senior Secured Credit Facility and modified certain terms of the original agreement including extending the maturity date of the term loan and modifying the interest rate provisions.

On March 25, 2011, TransDigm entered into Amendment No. 1 (the “Amendment”) to the Existing Senior Secured Credit Facility. The Amendment provides for a modification to certain terms of the permitted indebtedness covenant contained in the Existing Senior Secured Credit Facility to modify the requirements for incurring certain additional senior indebtedness.

On February 15, 2012, TransDigm entered into Amendment No. 1 and an Incremental Term Loan Assumption Agreement to the New Senior Secured Credit Facility. The amendment provides for an additional term loan facility in the aggregate principal amount of $500 million. The additional term loan facility was fully drawn on February 15, 2012. The proceeds of the additional term loan facility were used to pay a portion of the purchase price of and related transaction expenses associated with the acquisition of AmSafe.

On February 15, 2012 TransDigm also entered into an Incremental Revolving Credit Assumption Agreement (the “Assumption Agreement”) to the Existing Senior Secured Credit Facility, as amended. The Assumption Agreement provides for additional revolving commitments to TransDigm in an aggregate principal amount of $65 million, which results in a total revolving credit amount of $310 million.

At September 30, 2012, the Company had $7.1 million letters of credit outstanding and $302.9 million of borrowings available under the Existing Senior Secured Credit Facility, as amended. Under the Existing Senior Secured Credit Facility, the revolving credit facility matures in December 2015.

Under the New Senior Secured Credit Facility, the term loan matures in February 2017. The term loans under the New Senior Secured Credit Facility require quarterly principal payments totaling $5.1 million.

The interest rates per annum applicable to the term loans under the New Senior Secured Credit Facility will be, at TransDigm’s option, equal to either an alternate base rate or an adjusted LIBO rate for one, two, three or six-month (or to the extent agreed to by each relevant lender, nine or twelve-month) interest periods chosen by TransDigm, in each case plus an applicable margin percentage. The adjusted LIBO rate is subject to a floor of 1%. At September 30, 2012, the applicable interest rate on the term loans was 4.0%.

On June 27, 2011, the Company entered into three forward-starting interest rate swap agreements beginning December 31, 2012 to hedge the variable interest rates on the New Senior Secured Credit Facility for a fixed rate based on an aggregate notional amount of $353 million through June 30, 2015. These forward-starting interest rate swap agreements will effectively convert the variable interest rate on the aggregate notional amount of the New Senior Secured Credit Facility to a fixed rate of 5.17% over the term of the interest rate swap agreements.

Under the terms of the New Senior Secured Credit Facility, the Company is required to pay the administrative agent certain fees. In addition, under the Existing Senior Secured Credit Facility, on the last day of each calendar quarter the Company is required to pay a commitment fee equal to the applicable rate per annum in effect from time to time of any unused commitments under the revolving credit line and certain other fees in respect of letters of credit that may be outstanding thereunder from time to time.

All of the indebtedness outstanding under the credit facilities is guaranteed by TD Group and all of TransDigm’s current and future domestic restricted subsidiaries (other than immaterial subsidiaries), and is secured by a first priority security interest in substantially all of the existing and future property and assets, including inventory, equipment, general intangibles, intellectual property, investment property and other personal property (but excluding leasehold interests and certain other assets) of TransDigm and all of TransDigm’s existing and future domestic restricted subsidiaries (other than immaterial subsidiaries), and a first priority pledge of the capital stock of TransDigm and its domestic subsidiaries and 65% of the voting capital stock of certain of TransDigm’s foreign subsidiaries.

The credit facilities contain certain covenants that limit the ability of TD Group, TransDigm and TransDigm’s restricted subsidiaries to, among other things, incur or guarantee additional indebtedness or issue preferred stock, pay distributions on, redeem or repurchase capital stock or redeem or repurchase subordinated debt, make investments, sell assets, enter into agreements that restrict distributions or other payments from restricted subsidiaries to TransDigm, incur or suffer to exist liens securing indebtedness, consolidate, merge or transfer all or substantially all of their assets, and engage in transactions with affiliates. At September 30, 2012, TransDigm was in compliance with all of the covenants contained in the credit facilities.

The term loan under the New Senior Secured Credit Facility requires mandatory prepayments of principal based on certain percentages of Excess Cash Flow (as therein defined), commencing 90 days after the end of each fiscal year, that began with the fiscal year ended September 30, 2012, subject to certain exceptions. At September 30, 2012, TransDigm was not required to make a prepayment based upon the Excess Cash Flow provision. In addition, subject to certain exceptions (including, with respect to asset sales, the reinvestment in productive assets), TransDigm will be required to prepay the loans outstanding under the term loan facility at 100% of the principal amount thereof, plus accrued and unpaid interest, with the net cash proceeds of certain asset sales and issuance or incurrence of certain indebtedness, to the extent not reinvested.

Senior Subordinated Notes—In December 2010, TransDigm issued $1.6 billion in aggregate principal amount of its 2018 Notes at an issue price of 100% of the principal amount. The 2018 Notes represent unsecured obligations of TransDigm Inc. ranking subordinate to TransDigm Inc.’s senior debt, as defined in the indenture governing the 2018 Notes. Interest under the 2018 Notes is payable semi-annually.

Prior to December 15, 2013, TransDigm is permitted to redeem specified percentages of the 2018 Notes from the proceeds of equity offerings at a redemption price of 107.75%, plus accrued and unpaid interest. The 2018 Notes are redeemable by TransDigm, in whole or in part, at specified redemption prices, which decline from 103.875% to 100% over the remaining term of the 2018 Notes, plus accrued and unpaid interest. If a change in control of the Company occurs, the holders of the 2018 Notes will have the right to demand that TransDigm redeem the 2018 Notes at a purchase price equal to 101% of the principal amount of the 2018 Notes plus accrued and unpaid interest. The 2018 Notes contain many of the same restrictive covenants included in the New Senior Secured Credit Facility. TransDigm is in compliance with all of the covenants contained in the 2018 Notes.

TransDigm utilized a portion of the proceeds from the 2018 Notes to purchase its 7 3/4% Senior Subordinated Notes due 2014 (the “2014 Notes”).

The Company recorded refinancing costs of $72.5 million during the fiscal year ended September 30, 2011 representing charges resulting from the refinancing of TransDigm’s entire debt structure. The charge for the fiscal year ended September 30, 2011 consisted of the premium of $41.9 million paid to redeem the 2014 Notes, the write-off of debt issue costs and unamortized note premium and discount of $25.7 million, and the settlement of the interest rate swap agreement and other expenses of $4.9 million.

At September 30, 2012, future maturities of long-term debt are as follows (in thousands):

Years ended September 30,
2013	$20,500
2014	20,500
2015	20,500
2016	20,500
2017	1,937,125
Thereafter	1,600,000

$3,619,125

Special Cash Dividend Payment—In October 2009, TransDigm made a special cash dividend to its stockholders of $7.65 per share and cash dividend equivalents payments (“Dividend Equivalent Payments”) to holders of options to purchase its common stock from the net proceeds of the $425 million Senior Subordinated Notes due 2014 issued in October 2009. After the payment of debt issue fees and expenses, the net proceeds amounted to approximately $404.5 million. The special cash dividend and Dividend Equivalent Payments of $404.9 million were paid in the first quarter of fiscal 2010, Dividend Equivalent Payments of $2.8 million were paid in the first quarter of fiscal 2011 and $3.3 million were paid in the first quarter of fiscal 2012. The $425 million of 2014 Notes were included in the tender offer made in conjunction with the 2018 Notes issuance.

Retirement Plans	12 Months Ended
Sep. 30, 2012
Retirement Plans

12. RETIREMENT PLANS

Defined Contribution Plans—The Company sponsors certain defined contribution employee savings plans that cover substantially all of the Company’s non-union employees. Under certain plans, the Company contributes a percentage of employee compensation and matches a portion of employee contributions. The cost recognized for such contributions for the years ended September 30, 2012, 2011 and 2010 was approximately $4.9 million, $3.5 million and $2.6 million, respectively.

Defined Benefit Pension Plans—The Company has four non-contributory defined benefit pension plans. The Company’s funding policy is to contribute actuarially determined amounts allowable under Internal Revenue Service regulations for the qualified plans. The Company uses a September 30th measurement date for its defined benefit pension plans.

The Company has three qualified, non-contributory defined benefit pension plans, which together cover certain union employees. One plan covers certain employees of a business acquired during the year ended September 30, 2012. The plans provide benefits of stated amounts for each year of service. The plan assets as of September 30, 2012 and 2011 were approximately $60.1 million and $6.7 million, respectively. The Company’s accumulated benefit obligation for these defined benefit pension plans at September 30, 2012 and 2011 was $62.9 million and $9.7 million, respectively. The total liability recognized at September 30, 2012 and 2011 was $4.7 million and $3.0 million, respectively. The net periodic pension cost recognized in the Consolidated Statements of Income for the years ended September 30, 2012, 2011, and 2010 was $0.6 million, $0.4 million, and $0.3 million, respectively.

The Company has a non-qualified, non-contributory defined benefit pension plan, which covers certain retired employees of a business acquired during the year ended September 30, 2011. The plan is unfunded and provides defined benefits based on the final average salary of the employees as defined in the plan. The projected benefit obligation for this defined benefit pension plan and the total liability recognized in the Consolidated Balance Sheet at September 30, 2012 and 2011 was approximately $9.5 million and $8.8 million, respectively. The net periodic pension cost recognized in the Consolidated Statements of Income relating to this plan was $0.4 million for the year ended September 30, 2012 and less than $0.1 million for the year ended September 30, 2011.

Income Taxes	12 Months Ended
Sep. 30, 2012
Income Taxes

13. INCOME TAXES

The Company’s income tax provision on income from continuing operations consists of the following for the periods shown below (in thousands):

	Fiscal Years Ended September 30,
	2012	2011	2010
Current
Federal	$122,884	$50,105	$78,591
State	12,855	7,109	6,899
Foreign	2,361	1,310	—

	138,100	58,524	85,490

Deferred	24,800	18,676	1,900

	$162,900	$77,200	$87,390

The differences between the income tax provision on income from continuing operations at the federal statutory income tax rate and the tax provision shown in the accompanying consolidated statements of income for the periods shown below are as follows (in thousands):

	Fiscal Years Ended September 30,
	2012	2011	2010
Tax at statutory rate of 35%	$170,754	$80,299	$87,792
State and local income taxes, net of federal benefit	5,221	3,576	4,298
Domestic manufacturing deduction	(9,126)	(2,772)	(3,981)
Research and development credits	(288)	(2,303)	(300)
Other—net	(3,661)	(1,600)	(419)

Income tax provision	$162,900	$77,200	$87,390

The components of the deferred taxes consist of the following at September 30 (in thousands):

	2012	2011
Deferred tax assets:
Employee benefits, compensation and other accrued obligations	$31,711	$16,059
Net operating losses	14,637	16,500
Inventory	12,330	10,715
Tax credits	9,347	—
Environmental	6,975	7,412
Interest rate swaps	3,652	2,087
Product warranties	3,560	3,534
Other accrued liabilities	—	4,692

Total	82,212	60,999
Less: Valuation allowance	(16,150)	(15,874)

Total deferred tax assets	66,062	45,125

Deferred tax liabilities:
Intangible assets	361,226	302,273
Property, plant and equipment	23,119	22,459
Unremitted foreign earnings	3,714	—
Other	5,765	—

Total deferred tax liabilities	393,824	324,732

Total net deferred tax liabilities	$327,762	$279,607

At September 30, 2012, the Company had federal and United Kingdom net operating loss carryforwards of approximately $19.3 million and state net operating loss carryforwards that generate a tax benefit of approximately $13.3 million that expire in various years from 2013 to 2031. A valuation allowance has been established equal to the amount of the net operating losses that the Company believes will not be utilized. The Company had foreign tax credit carryforwards which generate a tax benefit of approximately $7.0 million that expire from 2018 to 2021. A valuation allowance has been established equal to the amount of the foreign tax credits that the Company believes will not be utilized.

The Company and its subsidiaries file income tax returns in the U.S. federal jurisdiction, various state and local jurisdictions as well as foreign jurisdictions located in Belgium, China, France, Malaysia, Mexico, Singapore, Sri Lanka and the United Kingdom. The Company is no longer subject to U.S. federal examinations for years before fiscal 2011. AmSafe is subject to U.S. federal examinations for the 2008, 2009, 2010 and 2011 years. In addition, the Company is subject to state income tax examinations for fiscal years 2009 and 2010.

The cumulative amount of the Company’s foreign undistributed net earnings for which no deferred taxes have been provided is approximately $6.9 million at September 30, 2012. The Company has no plans to repatriate such earnings in the foreseeable future. It is not practical to determine the deferred tax liability on these earnings.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows (in thousands):

	2012	2011
Balance at beginning of period	$7,568	$1,832
Additions based on tax positions related to the current year	1,008	129
Reductions for tax positions of prior years	(3,190)	(760)
Acquisitions	1,546	6,367

Balance at end of period	$6,932	$7,568

Unrecognized tax benefits at September 30, 2012 and 2011, the recognition of which would have an effect on the effective tax rate for each fiscal year, amounted to $6.3 million and $7.0 million, respectively. The Company classifies all income tax related interest and penalties as income tax expense, which were not significant for the years ended September 30, 2012, 2011 and 2010. As of September 30, 2012 and 2011, the Company accrued $0.9 million and $1.2 million, respectively, for the potential payment of interest and penalties. The Company anticipates no significant changes to its total unrecognized tax benefits through fiscal 2013.

Environmental Liabilities	12 Months Ended
Sep. 30, 2012
Environmental Liabilities

14. ENVIRONMENTAL LIABILITIES

Our operations and facilities are subject to a number of federal, state, local and foreign environmental laws and regulations that govern, among other things, discharges of pollutants into the air and water, the generation, handling, storage and disposal of hazardous materials and wastes, the remediation of contamination and the health and safety of our employees. Environmental laws and regulations may require that the Company investigate and remediate the effects of the release or disposal of materials at sites associated with past and present operations. Certain facilities and third-party sites utilized by subsidiaries of the Company have been identified as potentially responsible parties under the federal Superfund laws and comparable state laws. The Company is currently involved in the investigation and remediation of a number of sites under applicable laws.

Estimates of the Company’s environmental liabilities are based on current facts, laws, regulations and technology. These estimates take into consideration the Company’s prior experience and professional judgment of the Company’s environmental specialists. Estimates of the Company’s environmental liabilities are further subject to uncertainties regarding the nature and extent of site contamination, the range of remediation alternatives available, evolving remediation standards, imprecise engineering evaluations and cost estimates, the extent of corrective actions that may be required and the number and financial condition of other potentially responsible parties, as well as the extent of their responsibility for the remediation.

Accordingly, as investigation and remediation proceed, it is likely that adjustments in the Company’s accruals will be necessary to reflect new information. The amounts of any such adjustments could have a material adverse effect on the

Company’s results of operations or cash flows in a given period. Based on currently available information, however, the Company does not believe that future environmental costs in excess of those accrued with respect to sites for which the Company has been identified as a potentially responsible party are likely to have a material adverse effect on the Company’s financial condition.

Environmental liabilities are recorded when the liability is probable and the costs are reasonably estimable, which generally is not later than at completion of a feasibility study or when the Company has recommended a remedy or has committed to an appropriate plan of action. The liabilities are reviewed periodically and, as investigation and remediation proceed, adjustments are made as necessary. Liabilities for losses from environmental remediation obligations do not consider the effects of inflation and anticipated expenditures are not discounted to their present value. The liabilities are not reduced by possible recoveries from insurance carriers or other third parties, but do reflect anticipated allocations among potentially responsible parties at federal Superfund sites or similar state-managed sites, third party indemnity obligations, and an assessment of the likelihood that such parties will fulfill their obligations at such sites.

The Company’s consolidated balance sheet includes the following for environmental remediation obligations at September 30 (in thousands):

	2012	2011
Accrued liabilities	$1,000	$1,000
Other non-current liabilities	18,092	18,888

Total	$19,092	$19,888

Capital Stock	12 Months Ended
Sep. 30, 2012
Capital Stock

15. CAPITAL STOCK

Capital Stock—Authorized capital stock of TD Group consists of 224,400,000 shares of $.01 par value common stock and 149,600,000 shares of $.01 par value preferred stock. The total number of shares of common stock outstanding at September 30, 2012 and 2011 was 52,157,225 and 50,829,276, respectively. There were no shares of preferred stock outstanding at September 30, 2012 and 2011. The terms of the preferred stock have not been established.

On August 22, 2011, the Board of Directors authorized a common share repurchase program, which was announced on August 23, 2011. Under the terms of the program, the Company may purchase up to a maximum aggregate value of $100 million of its shares of common stock. For the year ended September 30, 2012, the Company repurchased 11,300 shares of its common stock at a gross cost of approximately $0.8 million at a weighted-average price per share of $74.87 per share. The program replaces the repurchase program announced on October 23, 2008, under which the Company previously repurchased 494,100 share of its common stock at a gross cost of approximately $15.2 million at a weighted-average price per share of $30.85.

Segments	12 Months Ended
Sep. 30, 2012
Segments

16. SEGMENTS

During TransDigm’s third quarter ended June 29, 2013, the Company changed its internal management structure and its reporting structure of financial information used to assess performance and allocate resources. The Company’s businesses are organized and managed in three reporting segments: Power & Control, Airframe and Non-aviation.

The Power & Control segment includes operations that primarily develop, produce and market systems and components that predominately provide power to or control power of the aircraft utilizing electronic, fluid, power and mechanical motion control technologies. Primary customers of this segment are engine and power system and subsystem suppliers, airlines, third party maintenance suppliers, military buying agencies and repair depots. Products are sold in the original equipment and aftermarket market channels.

The Airframe segment includes operations that primarily develop, produce and market systems and components that are used in non-power airframe applications utilizing airframe and cabin structure technologies. Primary customers of this segment are airframe manufacturers and cabin system suppliers and sub system suppliers, airlines, third party maintenance suppliers, military buying agencies and repair depots. Products are sold in the original equipment and aftermarket market channels.

The Non-aviation segment includes operations that primarily develop, produce and market products for non-aviation markets. Primary customers of this segment are off road vehicle suppliers and sub system suppliers, child restraint system suppliers, satellite and space system suppliers and fueling system components primarily for the mining industry.

The primary measurements used by management to review and assess the operating performance of each segment are segment net sales, segment EBITDA As Defined and related margin percentage of segment net sales. The Company defines EBITDA As Defined as earnings before interest, taxes, depreciation and amortization plus certain non-operating items including refinancing costs, acquisition-related costs, transaction-related costs and non-cash compensation charges incurred in connection with the Company’s stock option plans. Acquisition-related costs represent accounting adjustments to inventory associated with acquisitions of businesses and product lines that were charged to cost of sales when the inventory was sold; costs incurred to integrate acquired businesses and product lines into the Company’s operations, facility relocation costs and other acquisition-related costs; transaction related costs comprising deal fees; legal, financial and tax diligence expenses and valuation costs that are required to be expensed as incurred and other acquisition accounting adjustments.

EBITDA As Defined is not a measurement of financial performance under accounting principles generally accepted in the United States of America (“GAAP”). Although we use EBITDA As Defined to assess the performance of our business and for various other purposes, the use of this non-GAAP financial measure as an analytical tool has limitations, and you should not consider it in isolation, or as a substitute for analysis of our results of operations as reported in accordance with GAAP.

The Company’s segments are reported on the same basis used internally for evaluating performance and for allocating resources. The accounting policies for each segment are the same as those described in the summary of significant accounting policies in the Company’s consolidated financial statements. Intersegment sales and transfers are recorded at values based on market prices, which creates intercompany profit on intersegment sales or transfers that is eliminated in consolidation. Intersegment sales were insignificant for the fiscal years ended September 30, 2012, 2011 and 2010.

The following table presents net sales by reportable segment (in thousands):

	Fiscal years ended September 30,
	2012	2011	2010
Net sales to external customers
Power & Control	$776,342	$668,920	$537,232
Airframe	843,643	505,257	261,600
Non-aviation	80,223	31,844	28,822

	$1,700,208	$1,206,021	$827,654

The following table reconciles EBITDA As Defined by segment to consolidated income from continuing operations before income taxes (in thousands):

	Fiscal years ended September 30,
	2012	2011	2010
EBITDA As Defined
Power & Control	$410,259	$349,239	$288,592
Airframe	402,048	244,624	119,488
Non-aviation	24,133	16,522	14,700

Total segment EBITDA As Defined	836,440	610,385	422,780
Unallocated corporate expenses	27,421	20,511	11,171

Total Company EBITDA As Defined	809,019	589,874	411,609

Depreciation and amortization	68,227	60,460	30,165
Interest expense—net	211,906	185,256	112,234
Acquisition-related costs	18,866	29,711	11,682
Stock option expense	22,151	12,568	6,693
Refinancing costs	—	72,454	—

Income from continuing operations before income taxes	$487,869	$229,425	$250,835

The following table presents capital expenditures and depreciation and amortization by segment (in thousands):

	Fiscal years ended September 30,
	2012	2011	2010
Capital expenditures
Power & Control	$9,436	$8,740	$7,331
Airframe	13,730	7,914	4,696
Non-aviation	1,920	522	854
Corporate	160	850	6

	$25,246	$18,026	$12,887

Depreciation and amortization
Power & Control	$21,565	$22,368	$19,719
Airframe	44,128	36,825	9,444
Non-aviation	2,393	980	923
Corporate	141	287	79

	$68,227	$60,460	$30,165

	September 30, 2012	September 30, 2011
Total assets
Power & Control	$1,896,300	$1,784,217
Airframe	2,932,229	2,190,958
Non-aviation	118,520	79,220
Corporate	512,568	459,241

	$5,459,617	$4,513,636

The Company’s sales principally originate from the United States, and the Company’s long-lived assets are principally located in the United States.

Stock-Based Compensation	12 Months Ended
Sep. 30, 2012
Stock-Based Compensation

17. STOCK-BASED COMPENSATION

The Company’s stock compensation plans are designed to assist the Company in attracting, retaining, motivating and rewarding key employees, directors or consultants, and promoting the creation of long-term value for stockholders by closely aligning the interests of these individuals with those of the Company’s stockholders. The Company’s stock compensation plans provide for the granting of stock options, restricted stock and other stock-based incentives.

The following table shows the expense recognized by the Company for stock-based compensation (in thousands):

	Fiscal Years Ended September 30,
	2012	2011	2010
Stock option compensation expense:
Performance vested stock options	$22,151	$12,568	$6,693
Restricted stock award amortization	—	6	11

	$22,151	$12,574	$6,704

The weighted-average grant date fair value of options granted during the fiscal years ended September 30, 2012, 2011 and 2010 was $43.23, $33.51 and $18.83, respectively.

Compensation expense is recognized based upon probability assessments of awards that are expected to vest in future periods. Such probability assessments are subject to revision and, therefore, unrecognized compensation expense is subject to future changes in estimate. As of September 30, 2012, there was approximately $15.6 million of total unrecognized compensation expense related to non-vested awards expected to vest, which is expected to be recognized over a weighted-average period of three years.

The fair value of the Company’s employee stock options was estimated at the date of grant using a Black-Scholes-Merton option-pricing model with the following weighted average assumptions for all options granted during the fiscal years ended:

	Fiscal Years Ended September 30,
	2012	2011	2010
Risk-free interest rate	1.10% to 1.50%	1.67% to 2.53%	2.45% to 2.96%
Expected life of options	6 years	6 years	6 years
Expected dividend yield of stock	—	—	—
Expected volatility of stock	40%	40%	40%

The risk-free interest rate is based upon the Treasury bond rates as of the grant date. The average expected life of stock-based awards is based on vesting schedules and contractual terms. Expected volatility of stock was calculated using a rate based upon the historical volatility of publicly traded companies in the Company’s peer group in the aerospace industry. This was used because TD Group’s common stock has only been publicly traded since March 2006. Notwithstanding the special cash dividend paid in October 2009, the Company historically has not paid regular cash dividends and does not anticipate paying regular cash dividends in future periods; thus, no dividend rate assumption is used.

The total fair value of options vested during fiscal years ended September 30, 2012, 2011, and 2010 was $11.4 million, $7.8 million and $4.6 million, respectively.

2006 Stock Incentive Plan

In conjunction with the consummation of the initial public offering, a 2006 stock incentive plan was adopted by TD Group. In July 2008 and March 2011, the plan was amended to increase the number of shares available for issuance thereunder. TD Group has reserved 8,119,668 shares of its common stock for issuance to key employees, directors or consultants under the plan. Awards under the plan may be in the form of options, restricted stock or other stock-based awards. Options granted under the plan will expire no later than the tenth anniversary of the applicable date of grant of the options, and will have an exercise price of not less than the fair market value of our common stock on the date of grant. Restricted stock granted under the plan vests over three years.

All outstanding options under the 2006 stock incentive plan will accelerate and become fully vested if the closing price of the Company’s common stock exceeds $160 per share for options granted prior to October 1, 2011 or $170 per share for options granted in fiscal 2012, in each case on any 60 trading days during any consecutive 12-month period.

During the fiscal year ended September 30, 2012, 920 shares of common stock were issued with a weighted-average grant date fair value of $125.48.

Performance Vested Stock Options—All of the options granted through September 30, 2012 under the 2006 stock incentive plan have been pursuant to an equity incentive program adopted by the Company in 2008. Under the 2008 equity incentive program, all of the options granted will vest based on the Company’s achievement of established operating performance goals. The following table summarizes the activity, pricing and other information for the Company’s performance vested stock-based award activity during the fiscal year ended September 30, 2012:

	Number of Options	Weighted-Average Exercise Price Per Option	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at September 30, 2011	4,636,085	$47.80
Granted	711,725	107.21
Exercised	(166,505)	32.52
Forfeited	(455,110)	58.69

Outstanding at September 30, 2012	4,726,195	$56.24	7.4 years	$404,704,078

Expected to vest	1,728,021	$51.12	7.2 years	$156,811,187

Exercisable at September 30, 2012	1,732,475	$37.17	6.6 years	$181,390,133

At September 30, 2012, 3,142,616 remaining shares were available for award under TD Group’s 2006 stock incentive plan.

2003 Stock Option Plan

Certain executives and key employees of the Company were granted stock options under TD Group’s 2003 stock option plan. Upon the closing of the acquisition of the Company by Warburg Pincus in 2003, certain employees rolled over certain then-existing options to purchase shares of common stock of TransDigm Holdings. These employees were granted rollover options to purchase an aggregate of 3,870,152 shares of common stock of TD Group (after giving effect to the 149.60 for 1.00 stock split effected on March 14, 2006). All rollover options granted were fully vested on the date of grant. In addition to shares of common stock reserved for issuance upon the exercise of rollover options, an aggregate of 5,469,301 shares of TD Group’s common stock were reserved for issuance upon the exercise of new management options. In general, approximately 20% of all new management options vested based on employment service or a change in control. These time vested options had a graded vesting schedule of up to four years. Approximately 80% of all new management options vested (i) based upon the satisfaction of specified performance criteria, which is annual and cumulative EBITDA As Defined targets through 2008, or (ii) upon the occurrence of a change in control if the Investor Group (defined as Warburg Pincus and the other initial investors in TD Group) received a minimum specified rate of return. Unless terminated earlier, the options expire ten years from the date of grant. All of the outstanding performance options were vested as of September 30, 2012.

TD Group has reserved a total of 9,339,453 shares of its common stock for issuance to the Company’s employees under the plan, 9,261,624 of which had been issued as of September 30, 2012.

Time Vested Stock Options—The following table summarizes activity, pricing and other information for the Company’s time vested stock-based award activity during the fiscal year ended September 30, 2012:

	Number of Options	Weighted-Average Exercise Price Per Option	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at September 30, 2011	575,025	$10.33
Granted	—	—
Exercised	(237,550)	8.44
Forfeited	—	—

Outstanding at September 30, 2012	337,475	$11.66	1.8 years	$43,942,620

Exercisable at September 30, 2012	337,475	$11.66	1.8 years	$43,942,620

Performance Vested Stock Options—The following table summarizes the activity, pricing and other information for the Company’s performance vested stock-based award activity during the fiscal year ended September 30, 2012:

	Number of Options	Weighted-Average Exercise Price Per Option	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at September 30, 2011	1,521,185	$11.87
Granted	—	—
Exercised	(806,538)	9.49
Forfeited	—	—

Outstanding at September 30, 2012	714,647	$14.56	2.6 years	$90,981,710

Exercisable at September 30, 2012	714,647	$14.56	2.6 years	$90,981,710

Rollover Option Awards—The following table summarizes the activity, pricing and other information for the Company’s rollover option award activity during the fiscal year ended September 30, 2012:

	Number of Options	Weighted-Average Exercise Price Per Option
Outstanding at September 30, 2011	84,436	$3.47
Granted	—	—
Exercised	(84,436)	3.47
Forfeited	—	—

Outstanding at September 30, 2012	—	$—

Exercisable at Septmeber 30, 2012	—	$—

The total intrinsic value of time, performance and rollover options exercised during the fiscal years ended September 30, 2012, 2011 and 2010 was $137.5 million, $63.0 million and $19.0 million, respectively.

Options Not Pursuant to a Shareholder Approved Plan

In addition to the stock options issued under the 2003 stock option plan and 2006 stock incentive plan, two members of the Company’s Board of Directors were also granted stock options of TD Group. Of the 134,040 options issued under these agreements, 16,096 remain outstanding with an exercise price of $6.68. All of such options were vested as of September 30, 2012.

Dividend Equivalent Plans

Pursuant to the Third Amended and Restated TransDigm Group Incorporated 2003 Stock Option Plan Dividend Equivalent Plan and the Second Amended and Restated TransDigm Group Incorporated 2006 Stock Incentive Plan Dividend Equivalent Plan, all of the options granted under the 2003 stock option plan and the 2006 stock incentive plan are entitled to certain dividend equivalent payments in the event of the declaration of a dividend by the Company. Options granted outside the plans to directors are also entitled to comparable dividend equivalents. The Company declared a special dividend of $7.65 per share in October 2009. See Note 11. As a result, holders of outstanding vested options received dividend equivalents of approximately $36.4 million in the aggregate. In addition, to the extent unvested options outstanding on the dividend declaration date vest, such options will be entitled to receive a dividend equivalent payment in the amount of $7.65 per share at the time of vesting.

Leases	12 Months Ended
Sep. 30, 2012
Leases

18. LEASES

TransDigm leases certain manufacturing facilities, equipment and vehicles with rental payments required through January 2051. Rental expense during the years ended September 30, 2012, 2011 and 2010 was $7.9 million, $5.9 million and $4.2 million, respectively.

Future minimum rental commitments at September 30, 2012 under operating leases having initial or remaining non-cancelable lease terms exceeding one year are $7.7 million in fiscal 2013, $7.4 million in fiscal 2014, $5.7 million in fiscal 2015, $5.1 million in fiscal 2016, $3.7 million in fiscal 2017, and $20.4 million thereafter.

Fair Value Measurements	12 Months Ended
Sep. 30, 2012
Fair Value Measurements

19. FAIR VALUE MEASUREMENTS

The following tables present our assets and liabilities that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy. The fair value hierarchy has three levels based on the reliability of the inputs used to determine fair value. Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities. Level 2 inputs are quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs (other than quoted prices) that are observable for the asset or liability, either directly or indirectly. Level 3 inputs are unobservable inputs for the asset or liability. A financial asset or liability’s classification within the hierarchy is determined based on the lowest level input that is significant to the fair value measurement.

The following summarizes the carrying amounts and fair values of financial instruments as of September 30 (in thousands):

	Level	September 30, 2012		September 30, 2011
		Carrying Amount	Fair Value	Carrying Amount	Fair Value
Assets:
Cash and cash equivalents	1	$440,524	$440,524	$376,183	$376,183
Liabilities:
Interest rate swap agreements(1)	2	9,800	9,800	—	—
Interest rate swap agreements(2)	2	—	—	5,600	5,600
Long-term debt:
Term loans	2	2,019,125	2,037,000	1,538,375	1,496,000
7 3/4% Senior Subordinated Notes due 2018	1	1,600,000	1,696,000	1,600,000	1,616,000

(1)	Included in Accrued liabilities on the Consolidated Balance Sheet.
(2)	Included in Other non-current liabilities on the Consolidated Balance Sheet.

Interest rate swap agreements were measured at fair value using quoted market prices for the swap interest rate indexes over the term of the swap discounted to present value versus the fixed rate of the contract. The estimated fair value of the Company’s term loans was based on information provided by the agent under the Company’s New Senior Secured Credit Facility. The estimated fair values of the Company’s 7 3/4% senior subordinated notes due 2018 were based upon quoted market prices.

Derivatives And Hedging Activities	12 Months Ended
Sep. 30, 2012
Derivatives And Hedging Activities

20. DERIVATIVES AND HEDGING ACTIVITIES

The Company is exposed to, among other things, the impact of changes in interest rates in the normal course of business. The Company’s risk management program is designed to manage the exposure and volatility arising from these risks, and utilizes derivative financial instruments to offset a portion of these risks. The Company uses derivative financial instruments only to the extent necessary to hedge identified business risks, and does not enter into such transactions for trading purposes. The Company generally does not require collateral or other security with counterparties to these financial instruments and is therefore subject to credit risk in the event of nonperformance; however, the Company monitors credit risk and currently does not anticipate nonperformance by other parties.

Interest rate swap agreements are used to manage interest rate risk associated with floating-rate borrowings under our New Senior Secured Credit Facility. The interest rate swap agreements utilized by the Company effectively modify the Company’s exposure to interest rate risk by converting a portion of the Company’s floating-rate debt to a fixed rate basis through the expiration date of the interest rate swap agreements, thereby reducing the impact of interest rate changes on future interest expense. These agreements involve the receipt of floating rate amounts in exchange for fixed rate interest payments over the term of the agreements without an exchange of the underlying principal amount. These derivative instruments qualify as effective cash flow hedges under GAAP. For these hedges, the effective portion of the gain or loss from the financial instruments is initially reported as a component of accumulated other comprehensive income (loss) in stockholders’ equity and subsequently reclassified into earnings in the same line as the hedged item in the same period or periods during which the hedged item affects earnings.

At September 30, 2012, three forward-starting interest rate swap agreements were in place to swap variable rates on the New Senior Secured Credit Facility for a fixed rate based on an aggregate notional amount of $353 million. Beginning December 31, 2012, these interest rate swap agreements will effectively convert the variable interest rate on the aggregate notional amount of the New Senior Secured Credit Facility to a fixed rate of 5.17% (2.17% plus the 3% margin percentage) through June 30, 2015.

Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Sep. 30, 2012
Accumulated Other Comprehensive Income (Loss)

21. ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

Accumulated other comprehensive income (loss) consists of the following at September 30 (in thousands):

	2012	2011
Interest rate swap agreements, net of taxes of $3.7 million for 2012 and $2.1 million for 2011	$(6,135)	$(3,500)
Cumulative foreign currency translation adjustments	480	1,795
Pension liability adjustments, net of taxes of $1.8 million for 2012 and $1.0 million for 2011	(2,396)	(1,572)

Total	$(8,051)	$(3,277)

Discontinued Operations	12 Months Ended
Sep. 30, 2012
Discontinued Operations

22. DISCONTINUED OPERATIONS

On March 9, 2011, the Company completed the divestiture of its fastener business for approximately $239.6 million in cash. The Company recorded a gain on sale of the fastener business of approximately $23.6 million, net of tax of $56.5 million. This business, which was acquired as part of the McKechnie Aerospace acquisition, is made up of Valley-Todeco, Inc. and Linread Ltd. The business designs and manufactures fasteners, fastening systems and bearings for commercial, military and general aviation aircraft.

On April 7, 2011, the Company completed the divestiture of Aero Quality Sales (“AQS”) to Satair A/S for approximately $31.8 million in cash, which includes a $1.8 million working capital adjustment received in the third quarter of fiscal 2011. The Company recorded a loss on the sale of AQS of approximately $1.6 million, net of tax of $6.2 million. AQS, which was acquired as part of the McKechnie Aerospace acquisition, is a distributor and service center of aircraft batteries and battery support equipment. The Company’s Chairman and Chief Executive Officer, W. Nicholas Howley, was a director of Satair A/S from 2006 through October 2011.

The sales of the fastener business and AQS have been accounted for as discontinued operations and accordingly the consolidated statements of income have classified the operating results to reflect discontinued operations presentation. The following is the summarized operating results for the fastener business and AQS for the fiscal year ended September 30, 2011 (in thousands).

Fiscal Year Ended September 30, 2011
Net sales	$24,058

Loss from discontinued operations before income taxes	$(2,917)
Income tax benefit	794

Loss from discontinued operations	(2,123)
Net gain on sales of discontinued operations, net of tax	22,032

Income from discontinued operations	$19,909

Quarterly Financial Data (Unaudited)	12 Months Ended
Sep. 30, 2012
Quarterly Financial Data (Unaudited)

23. QUARTERLY FINANCIAL DATA (UNAUDITED)

	First Quarter Ended December 31, 2011	Second Quarter Ended March 31, 2012	Third Quarter Ended June 30, 2012	Fourth Quarter Ended September 30, 2012
	(in thousands, except per share amounts)
Year Ended September 30, 2012
Net sales	$352,473	$423,469	$461,660	$462,606
Gross profit	199,555	236,040	253,302	256,820
Net income	65,105	81,552	90,446	87,866
Net earnings per share—basic and diluted	$1.15	$1.51	$1.68	$1.63

	First Quarter Ended January 1, 2011	Second Quarter Ended April 2, 2011	Third Quarter Ended July 2, 2011	Fourth Quarter Ended September 30, 2011
	(in thousands, except per share amounts)
Year Ended September 30, 2011:
Net sales	$233,552	$304,307	$325,209	$342,953
Gross profit	127,146	157,874	183,149	193,016
Net income (loss) from continuing operations	(7,153)	36,697	58,368	64,313
Net income (loss) from discontinued operations	(205)	19,120	(2,088)	3,082

Net income (loss)	$(7,358)	$55,817	$56,280	$67,395

Net earnings (loss) per share from continuing operations—basic and diluted	$(0.19)	$0.69	$1.10	$1.20
Net earnings (loss) per share from discontinued operations—basic and diluted	—	0.35	(0.04)	0.06

Net earnings (loss) per share—basic and diluted	$(0.19)	$1.04	$1.06	$1.26

Subsequent Events	12 Months Ended
Sep. 30, 2012
Subsequent Events

24. SUBSEQUENT EVENTS

Amendment No. 2 to Revolving Credit Facility—In accordance with the terms of the credit agreement dated December 6, 2010, as amended by the Amendment No.1, dated as of March 25, 2012, TransDigm Inc. entered into Amendment No. 2 to the Existing Senior Secured Credit Facility on October 9, 2012. Amendment No. 2 to the Existing Senior Secured Credit Facility provides for a modification to the restricted payment covenant to permit a special dividend in an amount not to exceed $850 million and a modification to the financial covenant ratios in its New Senior Secured Credit Facility.

Amendment No. 2 to Term Loan Credit Facility—In accordance with the terms of the credit agreement, dated as of February 14, 2011, as amended by Amendment No. 1 and Incremental Term Loan Assumption Agreement, dated as of February 15, 2012, TransDigm Inc. entered into Amendment No. 2 and Incremental Term Loan Assumption Agreement to the New Senior Secured Credit Facility (the “Term Loan Credit Facility Amendment”) on October 9, 2012. The Term Loan Credit Facility Amendment provides for an additional term loan facility in the aggregate principal amount of $150 million. The additional term loan facility was fully drawn on October 15, 2012.

The terms and conditions that apply to the additional term loan facility are substantially the same as the terms and conditions that apply to the existing term loans under the New Senior Secured Credit Facility. In addition, the Term Loan Credit Facility Amendment provides for a modification to the incremental term loan facility by excluding the incremental term facility from the calculation of the availability thereunder and a modification to the restricted payment covenant to permit a special dividend in an amount not to exceed $850 million.

Issuance of Senior Subordinated Notes—On October 15, 2012 TransDigm issued $550 million in aggregate principal amount of its 5 1/2% Senior Subordinated Notes due 2020 (the “2020 Notes”) at an issue price of 100% of the principal amount. The 2020 Notes bear interest at the rate of 5 1/2% per annum, which accrues from October 15, 2012 and is payable semiannually in arrears on April 15 and October 15 of each year, commencing on April 15, 2013. The 2020 Notes mature on October 15, 2020, unless earlier redeemed or repurchased, and are subject to the terms and conditions as defined in the indenture governing the 2020 notes.

The 2020 Notes are subordinated to all of TransDigm’s existing and future senior debt, rank equally with all of its existing and future senior subordinated debt and rank senior to all of its future debt that is expressly subordinated to the 2020 Notes. The 2020 Notes are guaranteed on a senior subordinated unsecured basis by TD Group and its wholly-owned domestic subsidiaries named in the indenture. The guarantees of the 2020 Notes are subordinated to all of the guarantors’ existing and future senior debt, rank equally with all of their existing and future senior subordinated debt and rank senior to all of their future debt that is expressly subordinated to the guarantees of the 2020 Notes. The 2020 Notes are structurally subordinated to all of the liabilities of TD Group’s non-guarantor subsidiaries.

Special Cash Dividend—On October 15, 2012 the Company’s board of directors authorized and declared a special cash dividend of $12.85 on each outstanding share of common stock and cash dividend equivalent payments under certain of its stock option plans. The special cash dividend amounting to approximately $663.5 million was paid in November 2012 and Dividend Equivalent Payments amounting to approximately $36.0 million will be paid prior to December 31, 2012.

Agreement to Acquire Goodrich Pump & Engine Control Systems— On October 25, 2012, the Company entered into a definitive agreement with Goodrich Corporation, a subsidiary of United Technologies Corporation, to acquire the assets of the Goodrich Pump & Engine Control Systems business (“GPECS”) for approximately $236 million in cash. The acquisition, which is subject to approval by the U.S. Department of Justice and the European Commission, is expected to close late in the current calendar year or early in 2013. GPECS manufactures proprietary, highly engineered aerospace fuel systems for the business jet, helicopter, military and commercial marketplace.

On December 6, 2012, TransDigm Inc. and Goodrich Corporation mutually agreed to terminate the asset purchase agreement dated October 26, 2012.

Supplemental Guarantor Information	12 Months Ended
Sep. 30, 2012
Supplemental Guarantor Information

25. SUPPLEMENTAL GUARANTOR INFORMATION

TransDigm’s 7 3/4% senior subordinated notes due 2018 (the “2018 Notes”) (see Note 11) are jointly and severally guaranteed, on a senior subordinated basis, by TD Group and TransDigm Inc.’s 100% Domestic Restricted Subsidiaries, as defined in the Indenture. The following supplemental condensed consolidating financial information presents, in separate columns, the balance sheets of the Company as of September 30, 2012 and September 30, 2011 and its statements of income and cash flows for the fiscal years ended September 30, 2012, 2011 and 2010 for (i) TransDigm Group on a parent only basis with its investment in subsidiaries recorded under the equity method, (ii) TransDigm Inc. including its directly owned operations and non-operating entities, (iii) the Subsidiary Guarantors on a combined basis, (iv) Non-Guarantor Subsidiaries after December 14, 2010 and (v) the Company on a consolidated basis.

TRANSDIGM GROUP INCORPORATED

CONDENSED CONSOLIDATING BALANCE SHEET

AS OF SEPTEMBER 30, 2012

	TransDigm Group	TransDigm Inc.	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Total Consolidated
ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$20,100	$406,891	$4,494	$9,039	$—	$440,524
Trade accounts receivable—Net	—	12,261	207,537	17,486	(1,501)	235,783
Inventories—Net	—	23,410	272,180	25,397	(484)	320,503
Deferred income taxes	—	29,134	—	—	—	29,134
Prepaid expenses and other	—	9,585	12,626	2,376	—	24,587

Total current assets	20,100	481,281	496,837	54,298	(1,985)	1,050,531
INVESTMENT IN SUBSIDIARIES AND INTERCOMPANY BALANCES	1,198,734	4,720,602	2,055,938	43,745	(8,019,019)	—
PROPERTY, PLANT AND EQUIPMENT—Net	—	15,685	144,177	12,875	—	172,737
GOODWILL	—	85,680	2,872,483	77,339	—	3,035,502
TRADEMARKS AND TRADE NAMES	—	19,377	416,490	31,747	—	467,614
OTHER INTANGIBLE ASSETS—Net	—	8,151	614,225	33,620	—	655,996
DEBT ISSUE COSTS—Net	—	62,190	—	—	—	62,190
OTHER	—	2,750	(27,249)	39,546	—	15,047

TOTAL ASSETS	$1,218,834	$5,395,716	$6,572,901	$293,170	$(8,021,004)	$5,459,617

LIABILITIES AND STOCKHOLDERS’ EQUITY
CURRENT LIABILITIES:
Current portion of long-term debt	$—	$20,500	$—	$—	$—	$20,500
Accounts payable	—	10,068	54,054	11,553	(1,497)	74,178
Accrued liabilities	—	68,808	64,250	6,179	—	139,237

Total current liabilities	—	99,376	118,304	17,732	(1,497)	233,915
LONG-TERM DEBT	—	3,598,625	—	—	—	3,598,625
DEFERRED INCOME TAXES	—	356,896	—	—	—	356,896
OTHER NON-CURRENT LIABILITIES	—	24,083	26,480	784	—	51,347

Total liabilities	—	4,078,980	144,784	18,516	(1,497)	4,240,783

STOCKHOLDERS’ EQUITY	1,218,834	1,316,736	6,428,117	274,654	(8,019,507)	1,218,834

TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$1,218,834	$5,395,716	$6,572,901	$293,170	$(8,021,004)	$5,459,617

TRANSDIGM GROUP INCORPORATED

CONDENSED CONSOLIDATING BALANCE SHEET

AS OF SEPTEMBER 30, 2011

(Amounts in Thousands)

	TransDigm Group	TransDigm Inc.	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Total Consolidated
ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$5,695	$360,074	$2,115	$8,299	$—	$376,183
Trade accounts receivable— Net	—	11,183	170,420	8,484	(794)	189,293
Inventories—Net	—	23,311	233,726	8,264	16	265,317
Deferred income taxes	—	23,248	7,596	—	—	30,844
Prepaid expenses and other	—	2,571	5,451	633	—	8,655

Total current assets	5,695	420,387	419,308	25,680	(778)	870,292
INVESTMENT IN SUBSIDIARIES AND INTERCOMPANY BALANCES	805,254	3,746,531	1,557,736	(8,494)	(6,101,027)	—
PROPERTY, PLANT AND EQUIPMENT—Net	—	15,903	129,566	5,331	—	150,800
GOODWILL	—	81,736	2,478,780	35,231	—	2,595,747
TRADEMARKS AND TRADE NAMES	—	19,376	313,280	12,286	—	344,942
OTHER INTANGIBLE ASSETS—Net	—	8,760	459,615	15,049	—	483,424
DEBT ISSUE COSTS—Net	—	59,007	—	—	—	59,007
OTHER	—	2,415	7,010	(1)	—	9,424

TOTAL ASSETS	$810,949	$4,354,115	$5,365,295	$85,082	$(6,101,805)	$4,513,636

LIABILITIES AND STOCKHOLDERS’ EQUITY
CURRENT LIABILITIES:
Current portion of long-term debt	$—	$15,500	$—	$—	$—	$15,500
Accounts payable	—	8,071	49,944	4,889	(794)	62,110
Accrued liabilities	—	58,086	68,333	2,830	—	129,249

Total current liabilities	—	81,657	118,277	7,719	(794)	206,859
LONG-TERM DEBT	—	3,122,875	—	—	—	3,122,875
DEFERRED INCOME TAXES	—	199,610	110,841	—	—	310,451
OTHER NON-CURRENT LIABILITIES	—	26,717	35,785	—	—	62,502

Total liabilities	—	3,430,859	264,903	7,719	(794)	3,702,687

STOCKHOLDERS’ EQUITY	810,949	923,256	5,100,392	77,363	(6,101,011)	810,949

TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$810,949	$4,354,115	$5,365,295	$85,082	$(6,101,805)	$4,513,636

TRANSDIGM GROUP INCORPORATED

CONDENSED CONSOLIDATING STATEMENT OF INCOME

FOR THE YEAR ENDED SEPTEMBER 30, 2012

(Amounts in Thousands)

	TransDigm Group	TransDigm Inc.	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Total Consolidated
NET SALES	$—	$103,694	$1,508,067	$102,299	$(13,852)	$1,700,208
COST OF SALES	—	64,394	622,056	81,390	(13,349)	754,491

GROSS PROFIT	—	39,300	886,011	20,909	(503)	945,717
SELLING AND ADMINISTRATIVE EXPENSES	—	61,214	125,261	15,234	—	201,709
AMORTIZATION OF INTANGIBLE ASSETS	—	624	41,937	1,672	—	44,233

INCOME (LOSS) FROM OPERATIONS	—	(22,538)	718,813	4,003	(503)	699,775
INTEREST EXPENSE—Net	—	208,384	2,268	1,254	—	211,906
EQUITY IN INCOME OF SUBSIDIARIES	(324,969)	(465,683)	—	—	790,652	—

INCOME BEFORE INCOME TAXES	324,969	234,761	716,545	2,749	(791,155)	487,869
INCOME TAX PROVISION (BENEFIT)	—	(90,208)	251,514	1,594	—	162,900

NET INCOME	$324,969	$324,969	$465,031	$1,155	$(791,155)	$324,969

TRANSDIGM GROUP INCORPORATED

CONDENSED CONSOLIDATING STATEMENT OF INCOME

FOR THE YEAR ENDED SEPTEMBER 30, 2011

(Amounts in Thousands)

	TransDigm Group	TransDigm Inc.	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Total Consolidated
NET SALES	$—	$81,944	$1,097,662	$31,649	$(5,234)	$1,206,021
COST OF SALES	—	46,438	479,536	24,334	(5,472)	544,836

GROSS PROFIT	—	35,506	618,126	7,315	238	661,185
SELLING AND ADMINISTRATIVE EXPENSES	—	44,754	85,796	3,172	(11)	133,711
AMORTIZATION OF INTANGIBLE ASSETS	—	624	37,900	1,815	—	40,339

INCOME (LOSS) FROM OPERATIONS	—	(9,872)	494,430	2,328	249	487,135
INTEREST EXPENSE—Net	—	183,175	777	1,304	—	185,256
REFINANCING COSTS	—	72,454	—	—	—	72,454
EQUITY IN INCOME OF SUBSIDIARIES	(172,134)	(345,158)	—	—	517,292	—

INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	172,134	79,657	493,653	1,024	(517,043)	229,425
INCOME TAX PROVISION (BENEFIT)	—	(92,477)	167,822	1,855	—	77,200

INCOME (LOSS) FROM CONTINUING OPERATIONS	172,134	172,134	325,831	(831)	(517,043)	152,225
INCOME FROM DISCONTINUED OPERATIONS, NET OF TAX	—	—	4,883	15,026	—	19,909

NET INCOME	$172,134	$172,134	$330,714	$14,195	$(517,043)	$172,134

TRANSDIGM GROUP INCORPORATED

CONDENSED CONSOLIDATING STATEMENT OF INCOME

FOR THE YEAR ENDED SEPTEMBER 30, 2010

(Amounts in Thousands)

	TransDigm Group	TransDigm Inc.	Subsidiary Guarantors	Eliminations	Total Consolidated
NET SALES	$—	$64,990	$766,068	$(3,404)	$827,654
COST OF SALES	—	36,398	320,288	(2,098)	354,588

GROSS PROFIT	—	28,592	445,780	(1,306)	473,066
SELLING AND ADMINISTRATIVE EXPENSES	—	31,130	65,088	(1,300)	94,918
AMORTIZATION OF INTANGIBLE ASSETS	—	624	14,455	—	15,079

INCOME (LOSS) FROM OPERATIONS	—	(3,162)	366,237	(6)	363,069
INTEREST EXPENSE—Net	—	110,127	2,107	—	112,234
EQUITY IN INCOME OF SUBSIDIARIES	(163,445)	(237,334)	—	400,779	—

INCOME BEFORE INCOME TAXES	163,445	124,045	364,130	(400,785)	250,835
INCOME TAX PROVISION (BENEFIT)	—	(39,400)	126,790	—	87,390

NET INCOME	$163,445	$163,445	$237,340	$(400,785)	$163,445

TRANSDIGM GROUP INCORPORATED

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

FOR THE YEAR ENDED SEPTEMBER 30, 2012

(Amounts in Thousands)

	TransDigm Group	TransDigm Inc.	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Total Consolidated
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	$—	$(119,491)	$523,759	$9,466	$151	$413,885
INVESTING ACTIVITIES:
Capital expenditures	—	(1,865)	(22,259)	(1,122)	—	(25,246)
Acquisition of businesses, net of cash acquired	—	(868,696)	—	—	—	(868,696)
Cash proceeds from sale of business	—	17,650	—	—	—	17,650

Net cash used in investing activities	—	(852,911)	(22,259)	(1,122)	—	(876,292)

FINANCING ACTIVITIES:
Intercompany activities	(47,715)	554,153	(499,121)	(7,166)	(151)	—
Excess tax benefits related to share-based payment arrangements	50,555	—	—	—	—	50,555
Proceeds from exercise of stock options	15,710	—	—	—	—	15,710
Dividends paid	(3,299)	—	—	—	—	(3,299)
Treasury stock purchased	(846)	—	—	—	—	(846)
Proceeds from new senior secured credit facility—net	—	484,316	—	—	—	484,316
Repayment on new senior secured credit facility	—	(19,250)	—	—	—	(19,250)

Net cash provided by (used in) financing activities	14,405	1,019,219	(499,121)	(7,166)	(151)	527,186

EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	—	—	—	(438)	—	(438)

INCREASE IN CASH AND CASH EQUIVALENTS	14,405	46,817	2,379	740	—	64,341
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	5,695	360,074	2,115	8,299	—	376,183

CASH AND CASH EQUIVALENTS, END OF PERIOD	$20,100	$406,891	$4,494	$9,039	$—	$440,524

TRANSDIGM GROUP INCORPORATED

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

FOR THE YEAR ENDED SEPTEMBER 30, 2011

(Amounts in Thousands)

	TransDigm Group	TransDigm Inc.	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Total Consolidated
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	$—	$(164,846)	$409,483	$14,102	$1,647	$260,386
INVESTING ACTIVITIES:
Capital expenditures	—	(2,639)	(15,140)	(247)	—	(18,026)
Acquisition of businesses, net of cash acquired	—	(1,650,363)	—	—	—	(1,650,363)
Cash proceeds from sales of discontinued operations	—	271,361	—	—	—	271,361

Net cash used in investing activities	—	(1,381,641)	(15,140)	(247)	—	(1,397,028)

FINANCING ACTIVITIES:
Intercompany activities	(28,997)	431,648	(395,256)	(5,748)	(1,647)	—
Excess tax benefits related to share-based payment arrangements	23,411	—	—	—	—	23,411
Proceeds from exercise of stock options	9,208	—	—	—	—	9,208
Dividends paid	(2,811)	—	—	—	—	(2,811)
Proceeds from new senior secured credit facility—net		1,500,048	—	—	—	1,500,048
Repayment on new senior secured credit facility		(11,625)	—	—	—	(11,625)
Proceeds from senior subordinated notes due 2018—net		1,582,184	—	—	—	1,582,184
Repurchase of senior subordinated notes due 2014—net		(1,041,894)	—	—	—	(1,041,894)
Repayment of existing senior secured credit facility		(780,000)	—	—	—	(780,000)

Net cash provided by (used in) financing activities	811	1,680,361	(395,256)	(5,748)	(1,647)	1,278,521

EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	—	—	—	192	—	192

INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	811	133,874	(913)	8,299	—	142,071
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	4,884	226,200	3,028	—	—	234,112

CASH AND CASH EQUIVALENTS, END OF PERIOD	$5,695	$360,074	$2,115	$8,299	$—	$376,183

TRANSDIGM GROUP INCORPORATED

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

FOR THE YEAR ENDED SEPTEMBER 30, 2010

(Amounts in Thousands)

	TransDigm Group	TransDigm Inc.	Subsidiary Guarantors	Eliminations	Total Consolidated
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	$—	$(53,873)	$251,175	$2	$197,304
INVESTING ACTIVITIES:
Capital expenditures	—	(1,875)	(11,012)	—	(12,887)
Acquisition of businesses, net of cash acquired	—	(166,557)	—	—	(166,557)
Cash proceeds from sale of real estate	—	—	2,885	—	2,885

Net cash used in investing activities	—	(168,432)	(8,127)	—	(176,559)

FINANCING ACTIVITIES:
Intercompany activities	370,544	(129,373)	(241,169)	(2)	—
Excess tax benefits related to share-based payment arrangements	17,459	—	—	—	17,459
Proceeds from exercise of stock options	6,361	—	—	—	6,361
Dividends paid	(404,868)	—	—	—	(404,868)
Proceeds from senior subordinated notes-net	—	404,248	—	—	404,248

Net cash provided by (used in) financing activities	(10,504)	274,875	(241,169)	(2)	23,200

INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(10,504)	52,570	1,879	—	43,945
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	15,388	173,630	1,149	—	190,167

CASH AND CASH EQUIVALENTS, END OF PERIOD	$4,884	$226,200	$3,028	$—	$234,112

Valuation And Qualifying Accounts	12 Months Ended
Sep. 30, 2012
Valuation And Qualifying Accounts

TRANSDIGM GROUP INCORPORATED

VALUATION AND QUALIFYING ACCOUNTS

FOR THE YEARS ENDED SEPTEMBER 30, 2012, 2011, AND 2010

(Amounts in Thousands)

Column A	Column B	Column C		Column D	Column E
Description	Balance at Beginning of Period	Additions		Deductions from Reserve(1)	Balance at End of Period
		Charged to Costs and Expenses	Acquisitions
Year Ended September 30, 2012
Allowance for doubtful accounts	$2,873	$1,555	$1,066	$(534)	$4,960
Reserve for excess and obsolete inventory	25,623	11,839	4,933	(6,314)	36,081
Year Ended September 30, 2011
Allowance for doubtful accounts	2,270	570	599	(566)	2,873
Reserve for excess and obsolete inventory	18,251	8,361	415	(1,404)	25,623
Year Ended September 30, 2010
Allowance for doubtful accounts	2,448	(156)	678	(700)	2,270
Reserve for excess and obsolete inventory	17,018	22	1,882	(671)	18,251

(1)	The amounts in this column represent charge-offs net of recoveries.

Summary Of Significant Accounting Policies (Policies)	12 Months Ended
Sep. 30, 2012
Basis of Presentation and Consolidation

Basis of Presentation and Consolidation—The accompanying consolidated financial statements were prepared in conformity with generally accepted accounting principles in the United States (“GAAP”) and include the accounts of TD Group and subsidiaries. All significant intercompany balances and transactions have been eliminated.

Revenue Recognition and Related Allowances

Revenue Recognition and Related Allowances—Revenue is recognized from the sale of products when title and risk of loss passes to the customer, which is generally at the time of shipment. Substantially all sales are made pursuant to firm, fixed-price purchase orders received from customers. Provisions for estimated returns, uncollectible accounts and the cost of repairs under contract warranty provisions are provided for in the same period as the related revenues are recorded and are principally based on historical results modified, as appropriate, by the most current information available. Due to uncertainties in the estimation process, it is possible that actual results may vary from the estimates.

Shipping and Handling Costs	Shipping and Handling Costs—Shipping and handling costs are included in cost of sales in the Consolidated Statements of Income.
Research and Development Costs

Research and Development Costs—The Company expenses research and development costs as incurred and classifies such amounts in selling and administrative expenses. The expense recognized for research and development costs for the years ended September 30, 2012, 2011 and 2010 was approximately $27.9 million, $19.3 million, and $13.9 million, respectively.

Cash Equivalents	Cash Equivalents—The Company considers all highly liquid investments with a maturity of three months or less when purchased to be cash equivalents.
Allowance for Uncollectible Accounts

Allowance for Uncollectible Accounts—The Company reserves for amounts determined to be uncollectible based on specific identification of losses and estimated losses based on historical experience. The allowance also incorporates a provision for the estimated impact of disputes with customers. The determination of the amount of the allowance for doubtful accounts is subject to significant levels of judgment and estimation by management. If circumstances change or economic conditions deteriorate or improve, the allowance for doubtful accounts could increase or decrease.

Inventories

Inventories —Inventories are stated at the lower of cost or market. Cost of inventories is determined by the average cost and the first-in, first-out (FIFO) methods for all locations except CEF Industries, Inc. which determines the cost of inventories using the last-in, first-out (LIFO) method. Approximately 6% of the inventory was valued under the LIFO method at September 30, 2012. Provision for potentially obsolete or slow-moving inventory is made based on management’s analysis of inventory levels and future sales forecasts. In accordance with industry practice, all inventories are classified as current assets even though a portion of the inventories may not be sold within one year.

Property, Plant and Equipment

Property, Plant and Equipment—Property, plant and equipment are stated at cost. Depreciation is computed using the straight-line method over the following estimated useful lives: land improvements from 10 to 20 years, buildings and improvements from 5 to 30 years, machinery and equipment from 2 to 10 years and furniture and fixtures from 3 to 10 years.

Property, plant and equipment is assessed for potential impairment whenever indicators of impairment are present by determining whether the carrying value of the property can be recovered through projected, undiscounted cash flows from future operations over the property’s remaining estimated useful life. Any impairment recognized is the amount by which the carrying amount exceeds the fair value of the asset.

Debt Issue Costs, Premiums and Discounts

Debt Issue Costs, Premiums and Discounts—The cost of obtaining financing as well as premiums and discounts are amortized using the effective interest method over the terms of the respective obligations/securities.

Intangible Assets

Intangible Assets—Intangible assets consist of identifiable intangibles acquired or recognized in accounting for the acquisitions (trademarks, trade names, technology, order backlog and a license agreement) and goodwill. Goodwill and intangible assets that have indefinite useful lives (trademarks and trade names) are subject to annual impairment testing. Management determines fair value using a discounted future cash flow analysis or other accepted valuation techniques. The Company performs an annual impairment test for goodwill and other intangible assets as of the first day of the fourth fiscal quarter of each year, or more frequently, if an event occurs or circumstances change that would more likely than not reduce fair value below current value.

A two-step impairment test is used to identify potential goodwill impairment. The first step of the goodwill impairment test, used to identify potential impairment, compares the fair value of a reporting unit (as defined) with its carrying amount, including goodwill. If the fair value of the reporting unit exceeds its carrying amount, goodwill is not considered impaired, and the second step of the goodwill impairment test is unnecessary. The second step measures the amount of impairment, if any, by comparing the carrying value of the goodwill associated with a reporting unit to the implied fair value of the goodwill derived from the estimated overall fair value of the reporting unit and the individual fair values of the other assets and liabilities of the reporting unit.

GAAP requires that the annual, and any interim, impairment assessment be performed at the reporting unit level. The reporting unit level is the operating subsidiary level for the Company. Substantially all goodwill was determined and recognized for each operating subsidiary pursuant to the accounting for the merger or acquisition as of the date of each transaction, and therefore the allocation of goodwill among reporting units was immaterial for purposes of the impairment assessment. With respect to acquisitions integrated into an existing operating subsidiary, any related goodwill is combined with goodwill of the operating subsidiary.

The impairment test for indefinite lived intangible assets consists of a comparison between their fair values and carrying values. If the carrying amounts of intangible assets that have indefinite useful lives exceed their fair values, an impairment loss will be recognized in an amount equal to the sum of any such excesses.

The Company assesses the recoverability of its amortizable intangible assets only when indicators of impairment are present by determining whether the amortization over their remaining lives can be recovered through projected, undiscounted cash flows from future operations. Amortization of amortizable intangible assets is computed using the straight-line method over the following estimated useful lives: technology from 20 to 22 years, order backlog over one year, and a license agreement over 20 years.

Stock Option Plans	Stock Option Plans—The Company records stock-based compensation measured using the fair value method of accounting. Compensation expense is recorded over the vesting periods of the options.
Income Taxes

Income Taxes—The Company accounts for income taxes using an asset and liability approach. Deferred taxes are recorded for the difference between the book and tax basis of various assets and liabilities. A valuation allowance is provided when it is more likely than not that some or all of a deferred tax asset will not be realized.

Contingencies

Contingencies—During the ordinary course of business, the Company is from time to time threatened with, or may become a party to, legal actions and other proceedings. While the Company is currently involved in certain legal proceedings, it believes the results of these proceedings will not have a material adverse effect on its financial condition, results of operations, or cash flows. The Company believes that its potential exposure to such legal actions is adequately covered by its aviation product and general liability insurance.

Estimates

Estimates —The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Comprehensive Income (Loss)

Comprehensive Income (Loss)—The term “comprehensive income (loss)” represents the change in stockholders’ equity from transactions and other events and circumstances resulting from non-stockholder sources. The Company’s accumulated other comprehensive income or loss, consisting principally of fair value adjustments to its interest rate swap agreements (net of tax), cumulative foreign currency translation adjustments and pension liability adjustments (net of tax), is reported separately in the accompanying consolidated statements of changes in stockholders’ equity. See Note 20 to the Consolidated Financial Statements.

Earnings per Share

Earnings per Share—Earnings per share information is determined using the two-class method, which includes the weighted-average number of common shares outstanding during the period and other securities that participate in dividends (“participating securities”). Our vested stock options are considered “participating securities” because they include non-forfeitable rights to dividends. In applying the two-class method, earnings are allocated to both common stock shares and participating securities based on their respective weighted-average shares outstanding for the period. Diluted earnings per share information may include the additional effect of other securities, if dilutive, in which case the dilutive effect of such securities is calculated using the treasury stock method.

Acquisitions (Tables)	12 Months Ended
Sep. 30, 2012
Unaudited Pro Forma Consolidated Results

The results of operations of McKechnie Aerospace are included in the Company’s consolidated financial statements from the date of the transaction. The Company recorded net sales of $212.2 million from the date of acquisition through September 30, 2011. It is impracticable to determine a meaningful measure of the earnings of the acquired business from the date of acquisition through September 30, 2011 because certain McKechnie Aerospace plant facilities have been integrated into other TransDigm operations. Had the McKechnie acquisition and related financing transactions occurred at the beginning of the fiscal year ended September 30, 2010, unaudited pro forma consolidated results for the year ended September 30, 2011 would have been as follows (in thousands, except per share data):

	Fiscal Years Ended September 30,
	2011	2010
Net sales	$1,247,386	$1,033,059

Net income applicable to common stock from continuing operations	$217,575	$44,614

Net earnings per share from continuing operations:
Basic and diluted	$4.08	$0.84

AmSafe Global Holdings, Inc.
Purchase Price Allocation Estimated Fair Values of Assets Acquired Liabilities Assumed

The following table summarizes the purchase price allocation of the estimated fair values of the assets acquired and liabilities assumed at the transaction date (in thousands).

Assets acquired:
Current assets, excluding cash acquired	$127,600
Property, plant and equipment	20,794
Intangible assets	270,500
Goodwill	403,025
Other	4,239

Total assets acquired	$826,158

Liabilities assumed:
Current liabilities	$24,152
Deferred income taxes—long term	49,343
Other noncurrent liabilities	2,932

Total liabilities assumed	$76,427

Net assets acquired	$749,731

McKechnie Aerospace Holdings, Inc.
Purchase Price Allocation Estimated Fair Values of Assets Acquired Liabilities Assumed

The following table summarizes the purchase price allocation of the estimated fair values of the assets acquired and liabilities assumed at the transaction date (in thousands).

Assets acquired:
Current assets, excluding cash acquired	$109,289
Property, plant and equipment	48,901
Intangible assets	433,000
Goodwill	864,934

Total assets acquired	$1,456,124

Liabilities assumed:
Current liabilities	$40,004
Deferred income taxes—long term	118,591
Other noncurrent liabilities	31,837

Total liabilities assumed	$190,432

Net assets acquired	$1,265,692

Earnings Per Share (Two-Class Method) (Tables)	12 Months Ended
Sep. 30, 2012
Computation of Basic and Diluted Earnings Per Share

The following table sets forth the computation of basic and diluted earnings per share (in thousands, except per share data):

	Fiscal Years Ended September 30,
	2012	2011	2010
Numerator for earnings per share:
Net income from continuing operations	$324,969	$152,225	$163,445
Less dividends paid on participating securities	(3,299)	(2,811)	(30,313)

	321,670	149,414	133,132
Net income from discontinued operations	—	19,909	—

Net income applicable to common stock—basic and diluted	$321,670	$169,323	$133,132

Denominator for basic and diluted earnings per share under the two-class method:
Weighted average common shares outstanding	50,996	49,888	49,171
Vested options deemed participating securities	2,886	3,445	3,752

Total shares for basic and diluted earnings per share	53,882	53,333	52,923

Net earnings per share from continuing operations—basic and diluted	$5.97	$2.80	$2.52
Net earnings per share from discontinued operations—basic and diluted	—	0.37	—

Net earnings per share	$5.97	$3.17	$2.52

Sales And Trade Accounts Receivable (Tables)	12 Months Ended
Sep. 30, 2012
Information Concerning Net Sales by Major Product Offerings

Information concerning the Company’s net sales by its major product offerings is as follows for the periods indicated below (in thousands):

	Years Ended September 30,
	2012	2011	2010
Ignition systems, engine sensors, harnesses and related components	$199,972	$153,919	$111,834
Engineered latching and locking devices	196,064	150,111	33,746
Mechanical/electro-mechanical actuators and controls	176,448	168,530	124,574
Rods and locking devices	129,221	99,556	31,438
Specialized valves	118,368	102,664	95,946
AC/DC electric motors and generators	101,173	84,213	57,410
Engineered decorative laminates	97,906	7,253	—
Specialized pumps	87,062	72,116	66,893
Safety restraints	77,145	—	—
Engineered connectors	75,360	57,803	43,945
Power conditioning devices	67,187	58,683	57,917
Power, lighting and control	65,329	55,327	44,849
NiCad batteries/chargers	57,907	57,757	45,583
Audio systems	46,259	44,614	36,870
Lavatory hardware	46,190	38,280	27,753
Other	158,617	55,195	48,896

Total	$1,700,208	$1,206,021	$827,654

Content Trade Accounts Receivable

Trade Accounts Receivable—Trade accounts receivable consist of the following at September 30 (in thousands):

	2012	2011
Trade accounts receivable—gross	$240,743	$192,166
Allowance for uncollectible accounts	(4,960)	(2,873)

Trade accounts receivable—net	$235,783	$189,293

Inventories (Tables)	12 Months Ended
Sep. 30, 2012
Inventories

Inventories consist of the following at September 30 (in thousands):

	2012	2011
Raw materials and purchased component parts	$203,809	$160,402
Work-in-progress	102,645	85,612
Finished Goods	48,395	43,192

Total	354,849	289,206
Reserves for excess and obsolete inventory and LIFO	(34,346)	(23,889)

Inventories—net	$320,503	$265,317

Property, Plant And Equipment (Tables)	12 Months Ended
Sep. 30, 2012
Property, Plant and Equipment

Property, plant and equipment consist of the following at September 30 (in thousands):

	2012	2011
Land and improvements	$39,685	$40,912
Buildings and improvements	78,631	58,692
Machinery, equipment and other	167,435	137,124
Construction in progress	10,171	8,250

Total	295,922	244,978
Accumulated depreciation	(123,185)	(94,178)

Property, plant and equipment—net	$172,737	$150,800

Intangible Assets (Tables)	12 Months Ended
Sep. 30, 2012
Intangible Assets Subject to Amortization

Intangible assets subject to amortization consist of the following at September 30 (in thousands):

	2012			2011
	Gross Carrying Amount	Accumulated Amortization	Net	Gross Carrying Amount	Accumulated Amortization	Net
Technology	$723,231	$105,995	$617,236	$546,726	$75,426	$471,300
Order backlog	5,910	3,965	1,945	24,799	17,895	6,904
Other	43,343	6,528	36,815	10,973	5,753	5,220

Total	$772,484	$116,488	$655,996	$582,498	$99,074	$483,424

Information Regarding Amortization Expense of Amortizable Intangible Assets

Information regarding the amortization expense of amortizable intangible assets is detailed below (in thousands):

Aggregate Amortization Expense:

Years ended September 30,
2012	$44,535
2011	40,368
2010	15,079

Information Regarding Amortization Expense of Amortizable Intangible Assets	Estimated Amortization Expense:

Years ending September 30,
2013	$38,099
2014	36,156
2015	36,156
2016	36,156
2017	36,156

Intangible Assets Acquired

Intangible assets acquired during the year ended September 30, 2012 were as follows (in thousands):

	Cost	Amortization Period
Intangible assets not subject to amortization:
Goodwill	$473,895
Trademarks and trade names	121,510

	595,405

Intangible assets subject to amortization:
Technology	175,750	20 years
Order backlog	5,910	1 year
Other	4,800	15 years

	186,460	19.3 years

Total	$781,865

Summary of Changes in Carrying Value of Goodwill

The changes in the carrying amount of goodwill by segment for the fiscal years ended September 30, 2011 and 2012 were as follows (in thousands):

	Power & Control	Airframe	Non- aviation	Total
Balance at September 30, 2010	$1,063,872	$459,725	$48,067	$1,571,664
Goodwill acquired during the year (Note 2)	159,396	969,749	—	1,129,145
Divestitures (Note 22)	(15,393)	(88,487)	—	(103,880)
Other	(2,029)	847	—	(1,182)

Balance at September 30, 2011	1,205,846	1,341,834	48,067	2,595,747
Goodwill acquired during the year (Note 2)	70,870	401,500	1,525	473,895
Purchase price allocation adjustments	(2,012)	(24,097)	—	(26,109)
Other	(1)	(8,023)	(7)	(8,031)

Balance at September 30, 2012	$1,274,703	$1,711,214	$49,585	$3,035,502

Accrued Liabilities (Tables)	12 Months Ended
Sep. 30, 2012
Accrued Liabilities

Accrued liabilities consist of the following at September 30 (in thousands):

	2012	2011
Compensation and related benefits	$39,446	$24,824
Interest	39,003	37,065
Interest rate swap agreements	9,800	—
Product warranties	8,604	8,722
Income taxes payable	—	8,937
Other	42,384	49,701

Total	$139,237	$129,249

Debt (Tables)	12 Months Ended
Sep. 30, 2012
Long-Term Debt

The Company’s long-term debt consists of the following at September 30 (in thousands):

	2012	2011
Term loans	$2,019,125	$1,538,375
Senior Subordinated Notes due 2018	1,600,000	1,600,000

	3,619,125	3,138,375
Less current portion	20,500	15,500

Long-term debt	$3,598,625	$3,122,875

Future Maturities of Long-Term Debt

At September 30, 2012, future maturities of long-term debt are as follows (in thousands):

Years ended September 30,
2013	$20,500
2014	20,500
2015	20,500
2016	20,500
2017	1,937,125
Thereafter	1,600,000

$3,619,125

Income Taxes (Tables)	12 Months Ended
Sep. 30, 2012
Income Tax Provision on Income from Continuing Operations

The Company’s income tax provision on income from continuing operations consists of the following for the periods shown below (in thousands):

	Fiscal Years Ended September 30,
	2012	2011	2010
Current
Federal	$122,884	$50,105	$78,591
State	12,855	7,109	6,899
Foreign	2,361	1,310	—

	138,100	58,524	85,490

Deferred	24,800	18,676	1,900

	$162,900	$77,200	$87,390

Differences between Income Tax Provision on Income from Continuing Operations at Federal Statutory Income Tax Rate and Tax Provision shown in Accompanying Consolidated Statements of Income

The differences between the income tax provision on income from continuing operations at the federal statutory income tax rate and the tax provision shown in the accompanying consolidated statements of income for the periods shown below are as follows (in thousands):

	Fiscal Years Ended September 30,
	2012	2011	2010
Tax at statutory rate of 35%	$170,754	$80,299	$87,792
State and local income taxes, net of federal benefit	5,221	3,576	4,298
Domestic manufacturing deduction	(9,126)	(2,772)	(3,981)
Research and development credits	(288)	(2,303)	(300)
Other—net	(3,661)	(1,600)	(419)

Income tax provision	$162,900	$77,200	$87,390

Components of Deferred Taxes

The components of the deferred taxes consist of the following at September 30 (in thousands):

	2012	2011
Deferred tax assets:
Employee benefits, compensation and other accrued obligations	$31,711	$16,059
Net operating losses	14,637	16,500
Inventory	12,330	10,715
Tax credits	9,347	—
Environmental	6,975	7,412
Interest rate swaps	3,652	2,087
Product warranties	3,560	3,534
Other accrued liabilities	—	4,692

Total	82,212	60,999
Less: Valuation allowance	(16,150)	(15,874)

Total deferred tax assets	66,062	45,125

Deferred tax liabilities:
Intangible assets	361,226	302,273
Property, plant and equipment	23,119	22,459
Unremitted foreign earnings	3,714	—
Other	5,765	—

Total deferred tax liabilities	393,824	324,732

Total net deferred tax liabilities	$327,762	$279,607

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows (in thousands):

	2012	2011
Balance at beginning of period	$7,568	$1,832
Additions based on tax positions related to the current year	1,008	129
Reductions for tax positions of prior years	(3,190)	(760)
Acquisitions	1,546	6,367

Balance at end of period	$6,932	$7,568

Environmental Liabilities (Tables)	12 Months Ended
Sep. 30, 2012
Environmental Remediation Obligation

The Company’s consolidated balance sheet includes the following for environmental remediation obligations at September 30 (in thousands):

	2012	2011
Accrued liabilities	$1,000	$1,000
Other non-current liabilities	18,092	18,888

Total	$19,092	$19,888

Segments (Tables)	12 Months Ended
Sep. 30, 2012
Net Sales by Reportable Segment

The following table presents net sales by reportable segment (in thousands):

	Fiscal years ended September 30,
	2012	2011	2010
Net sales to external customers
Power & Control	$776,342	$668,920	$537,232
Airframe	843,643	505,257	261,600
Non-aviation	80,223	31,844	28,822

	$1,700,208	$1,206,021	$827,654

EBITDA Defined by Segment to Consolidated Income from Continuing Operations

The following table reconciles EBITDA As Defined by segment to consolidated income from continuing operations before income taxes (in thousands):

	Fiscal years ended September 30,
	2012	2011	2010
EBITDA As Defined
Power & Control	$410,259	$349,239	$288,592
Airframe	402,048	244,624	119,488
Non-aviation	24,133	16,522	14,700

Total segment EBITDA As Defined	836,440	610,385	422,780
Unallocated corporate expenses	27,421	20,511	11,171

Total Company EBITDA As Defined	809,019	589,874	411,609

Depreciation and amortization	68,227	60,460	30,165
Interest expense—net	211,906	185,256	112,234
Acquisition-related costs	18,866	29,711	11,682
Stock option expense	22,151	12,568	6,693
Refinancing costs	—	72,454	—

Income from continuing operations before income taxes	$487,869	$229,425	$250,835

Capital Expenditures and Depreciation and Amortization by Segment

The following table presents capital expenditures and depreciation and amortization by segment (in thousands):

	Fiscal years ended September 30,
	2012	2011	2010
Capital expenditures
Power & Control	$9,436	$8,740	$7,331
Airframe	13,730	7,914	4,696
Non-aviation	1,920	522	854
Corporate	160	850	6

	$25,246	$18,026	$12,887

Depreciation and amortization
Power & Control	$21,565	$22,368	$19,719
Airframe	44,128	36,825	9,444
Non-aviation	2,393	980	923
Corporate	141	287	79

	$68,227	$60,460	$30,165

Total Assets by Segment

	September 30, 2012	September 30, 2011
Total assets
Power & Control	$1,896,300	$1,784,217
Airframe	2,932,229	2,190,958
Non-aviation	118,520	79,220
Corporate	512,568	459,241

	$5,459,617	$4,513,636

Stock-Based Compensation (Tables)	12 Months Ended
Sep. 30, 2012
Expense Recognized by Company for Stock-Based Compensation

The following table shows the expense recognized by the Company for stock-based compensation (in thousands):

	Fiscal Years Ended September 30,
	2012	2011	2010
Stock option compensation expense:
Performance vested stock options	$22,151	$12,568	$6,693
Restricted stock award amortization	—	6	11

	$22,151	$12,574	$6,704

Weighted Average Assumptions for all Options Granted Estimated at Grant Date using Black-Scholes-Merton Option-Pricing Model

The fair value of the Company’s employee stock options was estimated at the date of grant using a Black-Scholes-Merton option-pricing model with the following weighted average assumptions for all options granted during the fiscal years ended:

	Fiscal Years Ended September 30,
	2012	2011	2010
Risk-free interest rate	1.10% to 1.50%	1.67% to 2.53%	2.45% to 2.96%
Expected life of options	6 years	6 years	6 years
Expected dividend yield of stock	—	—	—
Expected volatility of stock	40%	40%	40%

2006 Stock Incentive Plan | Performance Vested Stock Options
Summary of Activity, Pricing and Other Information for Stock-Based Award Activity

The following table summarizes the activity, pricing and other information for the Company’s performance vested stock-based award activity during the fiscal year ended September 30, 2012:

	Number of Options	Weighted-Average Exercise Price Per Option	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at September 30, 2011	4,636,085	$47.80
Granted	711,725	107.21
Exercised	(166,505)	32.52
Forfeited	(455,110)	58.69

Outstanding at September 30, 2012	4,726,195	$56.24	7.4 years	$404,704,078

Expected to vest	1,728,021	$51.12	7.2 years	$156,811,187

Exercisable at September 30, 2012	1,732,475	$37.17	6.6 years	$181,390,133

2003 Stock Option Plan | Time Vested Stock Options
Summary of Activity, Pricing and Other Information for Stock-Based Award Activity

The following table summarizes activity, pricing and other information for the Company’s time vested stock-based award activity during the fiscal year ended September 30, 2012:

	Number of Options	Weighted-Average Exercise Price Per Option	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at September 30, 2011	575,025	$10.33
Granted	—	—
Exercised	(237,550)	8.44
Forfeited	—	—

Outstanding at September 30, 2012	337,475	$11.66	1.8 years	$43,942,620

Exercisable at September 30, 2012	337,475	$11.66	1.8 years	$43,942,620

2003 Stock Option Plan | Rollover Option Awards
Summary of Activity, Pricing and Other Information for Stock-Based Award Activity

The following table summarizes the activity, pricing and other information for the Company’s rollover option award activity during the fiscal year ended September 30, 2012:

	Number of Options	Weighted-Average Exercise Price Per Option
Outstanding at September 30, 2011	84,436	$3.47
Granted	—	—
Exercised	(84,436)	3.47
Forfeited	—	—

Outstanding at September 30, 2012	—	$—

Exercisable at Septmeber 30, 2012	—	$—

2003 Stock Option Plan | Performance Vested Stock Options
Summary of Activity, Pricing and Other Information for Stock-Based Award Activity

The following table summarizes the activity, pricing and other information for the Company’s performance vested stock-based award activity during the fiscal year ended September 30, 2012:

	Number of Options	Weighted-Average Exercise Price Per Option	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at September 30, 2011	1,521,185	$11.87
Granted	—	—
Exercised	(806,538)	9.49
Forfeited	—	—

Outstanding at September 30, 2012	714,647	$14.56	2.6 years	$90,981,710

Exercisable at September 30, 2012	714,647	$14.56	2.6 years	$90,981,710

Fair Value Measurements (Tables)	12 Months Ended
Sep. 30, 2012
Carrying Amounts and Fair Values of Financial Instruments

The following summarizes the carrying amounts and fair values of financial instruments as of September 30 (in thousands):

	Level	September 30, 2012		September 30, 2011
		Carrying Amount	Fair Value	Carrying Amount	Fair Value
Assets:
Cash and cash equivalents	1	$440,524	$440,524	$376,183	$376,183
Liabilities:
Interest rate swap agreements(1)	2	9,800	9,800	—	—
Interest rate swap agreements(2)	2	—	—	5,600	5,600
Long-term debt:
Term loans	2	2,019,125	2,037,000	1,538,375	1,496,000
7 3/4% Senior Subordinated Notes due 2018	1	1,600,000	1,696,000	1,600,000	1,616,000

(1)	Included in Accrued liabilities on the Consolidated Balance Sheet.
(2)	Included in Other non-current liabilities on the Consolidated Balance Sheet.

Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Sep. 30, 2012
Accumulated Other Comprehensive Income (Loss)

Accumulated other comprehensive income (loss) consists of the following at September 30 (in thousands):

	2012	2011
Interest rate swap agreements, net of taxes of $3.7 million for 2012 and $2.1 million for 2011	$(6,135)	$(3,500)
Cumulative foreign currency translation adjustments	480	1,795
Pension liability adjustments, net of taxes of $1.8 million for 2012 and $1.0 million for 2011	(2,396)	(1,572)

Total	$(8,051)	$(3,277)

Discontinued Operations (Tables)	12 Months Ended
Sep. 30, 2012
Summary of Operating Results for Fastener Business and Aero Quality Sales

The following is the summarized operating results for the fastener business and AQS for the fiscal year ended September 30, 2011 (in thousands).

Fiscal Year Ended September 30, 2011
Net sales	$24,058

Loss from discontinued operations before income taxes	$(2,917)
Income tax benefit	794

Loss from discontinued operations	(2,123)
Net gain on sales of discontinued operations, net of tax	22,032

Income from discontinued operations	$19,909

Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Sep. 30, 2012
Quarterly Financial Data (Unaudited)

	First Quarter Ended December 31, 2011	Second Quarter Ended March 31, 2012	Third Quarter Ended June 30, 2012	Fourth Quarter Ended September 30, 2012
	(in thousands, except per share amounts)
Year Ended September 30, 2012
Net sales	$352,473	$423,469	$461,660	$462,606
Gross profit	199,555	236,040	253,302	256,820
Net income	65,105	81,552	90,446	87,866
Net earnings per share—basic and diluted	$1.15	$1.51	$1.68	$1.63

	First Quarter Ended January 1, 2011	Second Quarter Ended April 2, 2011	Third Quarter Ended July 2, 2011	Fourth Quarter Ended September 30, 2011
	(in thousands, except per share amounts)
Year Ended September 30, 2011:
Net sales	$233,552	$304,307	$325,209	$342,953
Gross profit	127,146	157,874	183,149	193,016
Net income (loss) from continuing operations	(7,153)	36,697	58,368	64,313
Net income (loss) from discontinued operations	(205)	19,120	(2,088)	3,082

Net income (loss)	$(7,358)	$55,817	$56,280	$67,395

Net earnings (loss) per share from continuing operations—basic and diluted	$(0.19)	$0.69	$1.10	$1.20
Net earnings (loss) per share from discontinued operations—basic and diluted	—	0.35	(0.04)	0.06

Net earnings (loss) per share—basic and diluted	$(0.19)	$1.04	$1.06	$1.26

Supplemental Guarantor Information (Tables)	12 Months Ended
Sep. 30, 2012
Supplemental Condensed Consolidating Balance Sheet

TRANSDIGM GROUP INCORPORATED

CONDENSED CONSOLIDATING BALANCE SHEET

AS OF SEPTEMBER 30, 2012

	TransDigm Group	TransDigm Inc.	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Total Consolidated
ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$20,100	$406,891	$4,494	$9,039	$—	$440,524
Trade accounts receivable—Net	—	12,261	207,537	17,486	(1,501)	235,783
Inventories—Net	—	23,410	272,180	25,397	(484)	320,503
Deferred income taxes	—	29,134	—	—	—	29,134
Prepaid expenses and other	—	9,585	12,626	2,376	—	24,587

Total current assets	20,100	481,281	496,837	54,298	(1,985)	1,050,531
INVESTMENT IN SUBSIDIARIES AND INTERCOMPANY BALANCES	1,198,734	4,720,602	2,055,938	43,745	(8,019,019)	—
PROPERTY, PLANT AND EQUIPMENT—Net	—	15,685	144,177	12,875	—	172,737
GOODWILL	—	85,680	2,872,483	77,339	—	3,035,502
TRADEMARKS AND TRADE NAMES	—	19,377	416,490	31,747	—	467,614
OTHER INTANGIBLE ASSETS—Net	—	8,151	614,225	33,620	—	655,996
DEBT ISSUE COSTS—Net	—	62,190	—	—	—	62,190
OTHER	—	2,750	(27,249)	39,546	—	15,047

TOTAL ASSETS	$1,218,834	$5,395,716	$6,572,901	$293,170	$(8,021,004)	$5,459,617

LIABILITIES AND STOCKHOLDERS’ EQUITY
CURRENT LIABILITIES:
Current portion of long-term debt	$—	$20,500	$—	$—	$—	$20,500
Accounts payable	—	10,068	54,054	11,553	(1,497)	74,178
Accrued liabilities	—	68,808	64,250	6,179	—	139,237

Total current liabilities	—	99,376	118,304	17,732	(1,497)	233,915
LONG-TERM DEBT	—	3,598,625	—	—	—	3,598,625
DEFERRED INCOME TAXES	—	356,896	—	—	—	356,896
OTHER NON-CURRENT LIABILITIES	—	24,083	26,480	784	—	51,347

Total liabilities	—	4,078,980	144,784	18,516	(1,497)	4,240,783

STOCKHOLDERS’ EQUITY	1,218,834	1,316,736	6,428,117	274,654	(8,019,507)	1,218,834

TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$1,218,834	$5,395,716	$6,572,901	$293,170	$(8,021,004)	$5,459,617

TRANSDIGM GROUP INCORPORATED

CONDENSED CONSOLIDATING BALANCE SHEET

AS OF SEPTEMBER 30, 2011

(Amounts in Thousands)

	TransDigm Group	TransDigm Inc.	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Total Consolidated
ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$5,695	$360,074	$2,115	$8,299	$—	$376,183
Trade accounts receivable— Net	—	11,183	170,420	8,484	(794)	189,293
Inventories—Net	—	23,311	233,726	8,264	16	265,317
Deferred income taxes	—	23,248	7,596	—	—	30,844
Prepaid expenses and other	—	2,571	5,451	633	—	8,655

Total current assets	5,695	420,387	419,308	25,680	(778)	870,292
INVESTMENT IN SUBSIDIARIES AND INTERCOMPANY BALANCES	805,254	3,746,531	1,557,736	(8,494)	(6,101,027)	—
PROPERTY, PLANT AND EQUIPMENT—Net	—	15,903	129,566	5,331	—	150,800
GOODWILL	—	81,736	2,478,780	35,231	—	2,595,747
TRADEMARKS AND TRADE NAMES	—	19,376	313,280	12,286	—	344,942
OTHER INTANGIBLE ASSETS—Net	—	8,760	459,615	15,049	—	483,424
DEBT ISSUE COSTS—Net	—	59,007	—	—	—	59,007
OTHER	—	2,415	7,010	(1)	—	9,424

TOTAL ASSETS	$810,949	$4,354,115	$5,365,295	$85,082	$(6,101,805)	$4,513,636

LIABILITIES AND STOCKHOLDERS’ EQUITY
CURRENT LIABILITIES:
Current portion of long-term debt	$—	$15,500	$—	$—	$—	$15,500
Accounts payable	—	8,071	49,944	4,889	(794)	62,110
Accrued liabilities	—	58,086	68,333	2,830	—	129,249

Total current liabilities	—	81,657	118,277	7,719	(794)	206,859
LONG-TERM DEBT	—	3,122,875	—	—	—	3,122,875
DEFERRED INCOME TAXES	—	199,610	110,841	—	—	310,451
OTHER NON-CURRENT LIABILITIES	—	26,717	35,785	—	—	62,502

Total liabilities	—	3,430,859	264,903	7,719	(794)	3,702,687

STOCKHOLDERS’ EQUITY	810,949	923,256	5,100,392	77,363	(6,101,011)	810,949

TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$810,949	$4,354,115	$5,365,295	$85,082	$(6,101,805)	$4,513,636

Supplemental Condensed Consolidating Statement Of Income

TRANSDIGM GROUP INCORPORATED

CONDENSED CONSOLIDATING STATEMENT OF INCOME

FOR THE YEAR ENDED SEPTEMBER 30, 2012

(Amounts in Thousands)

	TransDigm Group	TransDigm Inc.	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Total Consolidated
NET SALES	$—	$103,694	$1,508,067	$102,299	$(13,852)	$1,700,208
COST OF SALES	—	64,394	622,056	81,390	(13,349)	754,491

GROSS PROFIT	—	39,300	886,011	20,909	(503)	945,717
SELLING AND ADMINISTRATIVE EXPENSES	—	61,214	125,261	15,234	—	201,709
AMORTIZATION OF INTANGIBLE ASSETS	—	624	41,937	1,672	—	44,233

INCOME (LOSS) FROM OPERATIONS	—	(22,538)	718,813	4,003	(503)	699,775
INTEREST EXPENSE—Net	—	208,384	2,268	1,254	—	211,906
EQUITY IN INCOME OF SUBSIDIARIES	(324,969)	(465,683)	—	—	790,652	—

INCOME BEFORE INCOME TAXES	324,969	234,761	716,545	2,749	(791,155)	487,869
INCOME TAX PROVISION (BENEFIT)	—	(90,208)	251,514	1,594	—	162,900

NET INCOME	$324,969	$324,969	$465,031	$1,155	$(791,155)	$324,969

TRANSDIGM GROUP INCORPORATED

CONDENSED CONSOLIDATING STATEMENT OF INCOME

FOR THE YEAR ENDED SEPTEMBER 30, 2011

(Amounts in Thousands)

	TransDigm Group	TransDigm Inc.	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Total Consolidated
NET SALES	$—	$81,944	$1,097,662	$31,649	$(5,234)	$1,206,021
COST OF SALES	—	46,438	479,536	24,334	(5,472)	544,836

GROSS PROFIT	—	35,506	618,126	7,315	238	661,185
SELLING AND ADMINISTRATIVE EXPENSES	—	44,754	85,796	3,172	(11)	133,711
AMORTIZATION OF INTANGIBLE ASSETS	—	624	37,900	1,815	—	40,339

INCOME (LOSS) FROM OPERATIONS	—	(9,872)	494,430	2,328	249	487,135
INTEREST EXPENSE—Net	—	183,175	777	1,304	—	185,256
REFINANCING COSTS	—	72,454	—	—	—	72,454
EQUITY IN INCOME OF SUBSIDIARIES	(172,134)	(345,158)	—	—	517,292	—

INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	172,134	79,657	493,653	1,024	(517,043)	229,425
INCOME TAX PROVISION (BENEFIT)	—	(92,477)	167,822	1,855	—	77,200

INCOME (LOSS) FROM CONTINUING OPERATIONS	172,134	172,134	325,831	(831)	(517,043)	152,225
INCOME FROM DISCONTINUED OPERATIONS, NET OF TAX	—	—	4,883	15,026	—	19,909

NET INCOME	$172,134	$172,134	$330,714	$14,195	$(517,043)	$172,134

TRANSDIGM GROUP INCORPORATED

CONDENSED CONSOLIDATING STATEMENT OF INCOME

FOR THE YEAR ENDED SEPTEMBER 30, 2010

(Amounts in Thousands)

	TransDigm Group	TransDigm Inc.	Subsidiary Guarantors	Eliminations	Total Consolidated
NET SALES	$—	$64,990	$766,068	$(3,404)	$827,654
COST OF SALES	—	36,398	320,288	(2,098)	354,588

GROSS PROFIT	—	28,592	445,780	(1,306)	473,066
SELLING AND ADMINISTRATIVE EXPENSES	—	31,130	65,088	(1,300)	94,918
AMORTIZATION OF INTANGIBLE ASSETS	—	624	14,455	—	15,079

INCOME (LOSS) FROM OPERATIONS	—	(3,162)	366,237	(6)	363,069
INTEREST EXPENSE—Net	—	110,127	2,107	—	112,234
EQUITY IN INCOME OF SUBSIDIARIES	(163,445)	(237,334)	—	400,779	—

INCOME BEFORE INCOME TAXES	163,445	124,045	364,130	(400,785)	250,835
INCOME TAX PROVISION (BENEFIT)	—	(39,400)	126,790	—	87,390

NET INCOME	$163,445	$163,445	$237,340	$(400,785)	$163,445

Supplemental Condensed Consolidating Statement Of Cash Flows

TRANSDIGM GROUP INCORPORATED

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

FOR THE YEAR ENDED SEPTEMBER 30, 2012

(Amounts in Thousands)

	TransDigm Group	TransDigm Inc.	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Total Consolidated
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	$—	$(119,491)	$523,759	$9,466	$151	$413,885
INVESTING ACTIVITIES:
Capital expenditures	—	(1,865)	(22,259)	(1,122)	—	(25,246)
Acquisition of businesses, net of cash acquired	—	(868,696)	—	—	—	(868,696)
Cash proceeds from sale of business	—	17,650	—	—	—	17,650

Net cash used in investing activities	—	(852,911)	(22,259)	(1,122)	—	(876,292)

FINANCING ACTIVITIES:
Intercompany activities	(47,715)	554,153	(499,121)	(7,166)	(151)	—
Excess tax benefits related to share-based payment arrangements	50,555	—	—	—	—	50,555
Proceeds from exercise of stock options	15,710	—	—	—	—	15,710
Dividends paid	(3,299)	—	—	—	—	(3,299)
Treasury stock purchased	(846)	—	—	—	—	(846)
Proceeds from new senior secured credit facility—net	—	484,316	—	—	—	484,316
Repayment on new senior secured credit facility	—	(19,250)	—	—	—	(19,250)

Net cash provided by (used in) financing activities	14,405	1,019,219	(499,121)	(7,166)	(151)	527,186

EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	—	—	—	(438)	—	(438)

INCREASE IN CASH AND CASH EQUIVALENTS	14,405	46,817	2,379	740	—	64,341
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	5,695	360,074	2,115	8,299	—	376,183

CASH AND CASH EQUIVALENTS, END OF PERIOD	$20,100	$406,891	$4,494	$9,039	$—	$440,524

TRANSDIGM GROUP INCORPORATED

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

FOR THE YEAR ENDED SEPTEMBER 30, 2011

(Amounts in Thousands)

	TransDigm Group	TransDigm Inc.	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Total Consolidated
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	$—	$(164,846)	$409,483	$14,102	$1,647	$260,386
INVESTING ACTIVITIES:
Capital expenditures	—	(2,639)	(15,140)	(247)	—	(18,026)
Acquisition of businesses, net of cash acquired	—	(1,650,363)	—	—	—	(1,650,363)
Cash proceeds from sales of discontinued operations	—	271,361	—	—	—	271,361

Net cash used in investing activities	—	(1,381,641)	(15,140)	(247)	—	(1,397,028)

FINANCING ACTIVITIES:
Intercompany activities	(28,997)	431,648	(395,256)	(5,748)	(1,647)	—
Excess tax benefits related to share-based payment arrangements	23,411	—	—	—	—	23,411
Proceeds from exercise of stock options	9,208	—	—	—	—	9,208
Dividends paid	(2,811)	—	—	—	—	(2,811)
Proceeds from new senior secured credit facility—net		1,500,048	—	—	—	1,500,048
Repayment on new senior secured credit facility		(11,625)	—	—	—	(11,625)
Proceeds from senior subordinated notes due 2018—net		1,582,184	—	—	—	1,582,184
Repurchase of senior subordinated notes due 2014—net		(1,041,894)	—	—	—	(1,041,894)
Repayment of existing senior secured credit facility		(780,000)	—	—	—	(780,000)

Net cash provided by (used in) financing activities	811	1,680,361	(395,256)	(5,748)	(1,647)	1,278,521

EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	—	—	—	192	—	192

INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	811	133,874	(913)	8,299	—	142,071
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	4,884	226,200	3,028	—	—	234,112

CASH AND CASH EQUIVALENTS, END OF PERIOD	$5,695	$360,074	$2,115	$8,299	$—	$376,183

TRANSDIGM GROUP INCORPORATED

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

FOR THE YEAR ENDED SEPTEMBER 30, 2010

(Amounts in Thousands)

	TransDigm Group	TransDigm Inc.	Subsidiary Guarantors	Eliminations	Total Consolidated
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	$—	$(53,873)	$251,175	$2	$197,304
INVESTING ACTIVITIES:
Capital expenditures	—	(1,875)	(11,012)	—	(12,887)
Acquisition of businesses, net of cash acquired	—	(166,557)	—	—	(166,557)
Cash proceeds from sale of real estate	—	—	2,885	—	2,885

Net cash used in investing activities	—	(168,432)	(8,127)	—	(176,559)

FINANCING ACTIVITIES:
Intercompany activities	370,544	(129,373)	(241,169)	(2)	—
Excess tax benefits related to share-based payment arrangements	17,459	—	—	—	17,459
Proceeds from exercise of stock options	6,361	—	—	—	6,361
Dividends paid	(404,868)	—	—	—	(404,868)
Proceeds from senior subordinated notes-net	—	404,248	—	—	404,248

Net cash provided by (used in) financing activities	(10,504)	274,875	(241,169)	(2)	23,200

INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(10,504)	52,570	1,879	—	43,945
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	15,388	173,630	1,149	—	190,167

CASH AND CASH EQUIVALENTS, END OF PERIOD	$4,884	$226,200	$3,028	$—	$234,112

Description of Business - Additional Information (Detail)	12 Months Ended
Sep. 30, 2012
Nature Of Business [Line Items]
Percentage of ownership in subsidiary	100.00%
Interest rate of senior subordinated debt	7.75%

Acquisitions - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended					12 Months Ended			1 Months Ended		1 Months Ended	12 Months Ended											1 Months Ended
	Oct. 31, 2009	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2012 7 3/4% Senior Subordinated Notes, Due 2018	Sep. 30, 2011 7 3/4% Senior Subordinated Notes, Due 2018	Sep. 30, 2011 McKechnie Aerospace Holdings, Inc.	Jul. 02, 2011 McKechnie Aerospace Holdings, Inc.	Dec. 06, 2010 McKechnie Aerospace Holdings, Inc.	Dec. 31, 2010 McKechnie Aerospace Holdings, Inc. 7 3/4% Senior Subordinated Notes, Due 2018	Dec. 31, 2010 McKechnie Aerospace Holdings, Inc. 7 3/4% Senior Subordinated Notes, Due 2014	Dec. 31, 2010 McKechnie Aerospace Holdings, Inc. Senior Subordinated Notes Due 2017	Sep. 30, 2012 AmSafe Global Holdings, Inc.	Jun. 30, 2012 AmSafe Global Holdings, Inc.	Feb. 15, 2012 AmSafe Global Holdings, Inc.	Mar. 31, 2012 Harco Laboratories, Incorporated	Dec. 09, 2011 Harco Laboratories, Incorporated	Dec. 31, 2011 Schneller Holdings LLC	Aug. 31, 2011 Schneller Holdings LLC	Jul. 02, 2011 Talley Actuation	Dec. 31, 2010 Talley Actuation	Dec. 31, 2010 Semco Instruments	Sep. 03, 2010 Semco Instruments	Dec. 02, 2009 Dukes Aerospace Y	Sep. 30, 2012 Dukes Aerospace	Jul. 02, 2011 Dukes Aerospace	Sep. 17, 2012 Aero-Instruments Co., LLC
Business Acquisition [Line Items]
Cash consideration paid to acquire business									$ 1,270,000,000						$ 749,700,000		$ 83,300,000		$ 288,600,000		$ 93,600,000		$ 73,600,000	$ 95,500,000			$ 34,700,000
Amount of goodwill expected to be tax deductible															77,000,000				168,000,000		70,000,000			64,000,000			15,000,000
Business acquisition, purchase price adjustment paid								300,000						500,000		400,000		1,000,000		300,000		3,000,000				200,000
Cash proceeds from sale of business		17,650,000
Cost of business acquisition financed new senior bank debt													500,000,000
Goodwill									864,934,000						403,025,000		56,000,000						41,000,000
Proceeds from senior subordinated notes			1,582,184,000	404,248,000						1,600,000,000
Debt instrument, maturity date		2018			2018	2018				2018	2014	2017
Debt instrument, stated percentage										7.75%	7.75%
Term loan borrowings	404,500,000	484,316,000	1,500,048,000									1,550,000,000
NET SALES		1,700,208,000	1,206,021,000	827,654,000			212,200,000
Total potential earn-out payments																								60,000,000
Potential earn-out period, in years																								4
Fair value liability for potential earn-out payments																								8,000,000
Potential earn-out payments reversed																									$ 5,000,000	$ 3,000,000
Estimated useful life of aircraft (in years)		30 years

Purchase Price Allocation Estimated Fair Values of Assets Acquired Liabilities Assumed (Detail) (USD $) In Thousands, unless otherwise specified	Feb. 15, 2012 AmSafe Global Holdings, Inc.	Dec. 06, 2010 McKechnie Aerospace Holdings, Inc.
Schedule of Business Acquisitions, Purchase Price Allocation [Line Items]
Current assets, excluding cash acquired	$ 127,600	$ 109,289
Property, plant and equipment	20,794	48,901
Intangible assets	270,500	433,000
Goodwill	403,025	864,934
Other	4,239
Total assets acquired	826,158	1,456,124
Current liabilities	24,152	40,004
Deferred income taxes-long term	49,343	118,591
Other noncurrent liabilities	2,932	31,837
Total liabilities assumed	76,427	190,432
Net assets acquired	$ 749,731	$ 1,265,692

Unaudited Pro Forma Consolidated Results (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Business Acquisition, Pro Forma Information [Line Items]
Net sales	$ 1,247,386	$ 1,033,059
Net income applicable to common stock from continuing operations	$ 217,575	$ 44,614
Net earnings per share from continuing operations:
Basic and diluted	$ 4.08	$ 0.84

Summary Of Significant Accounting Policies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Summary Of Significant Accounting Policies [Line Items]
Research and development expense	$ 27.9	$ 19.3	$ 13.9
Percentage of inventory valued under LIFO method	6.00%
Finite lived intangible asset useful life	19 years 3 months 18 days
Technology Intangible Assets | Minimum
Summary Of Significant Accounting Policies [Line Items]
Finite lived intangible asset useful life	20 years
Technology Intangible Assets | Maximum
Summary Of Significant Accounting Policies [Line Items]
Finite lived intangible asset useful life	22 years
Order Backlog | Minimum
Summary Of Significant Accounting Policies [Line Items]
Finite lived intangible asset useful life	1 year
Licensing Agreements | Minimum
Summary Of Significant Accounting Policies [Line Items]
Finite lived intangible asset useful life	20 years
Land Improvements | Minimum
Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life	10 years
Land Improvements | Maximum
Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life	20 years
Building Improvements | Minimum
Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life	5 years
Building Improvements | Maximum
Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life	30 years
Machinery and equipment | Minimum
Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life	2 years
Machinery and equipment | Maximum
Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life	10 years
Furniture and Fixtures | Minimum
Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life	3 years
Furniture and Fixtures | Maximum
Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life	10 years

Computation of Basic and Diluted Earnings per Share (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Numerator for earnings per share:
Net income from continuing operations	$ 324,969	$ 152,225	$ 163,445
Less dividends paid on participating securities	(3,299)	(2,811)	(30,313)
Income Loss From Continuing Operations Excluding Dividends, Total	321,670	149,414	133,132
Net income from discontinued operations		19,909
Net income applicable to common stock-basic and diluted	$ 321,670	$ 169,323	$ 133,132
Denominator for basic and diluted earnings per share under the two-class method:
Weighted average common shares outstanding	50,996	49,888	49,171
Vested options deemed participating securities	2,886	3,445	3,752
Total shares for basic and diluted earnings per share	53,882	53,333	52,923
Net earnings per share from continuing operations-basic and diluted	$ 5.97	$ 2.8	$ 2.52
Net earnings per share from discontinued operations-basic and diluted		$ 0.37
Net earnings per share	$ 5.97	$ 3.17	$ 2.52

Sales and Trade Accounts Receivable - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Trade Accounts Receivable Securitization and Sale Program [Line Items]
Percentage of net sales from one customer	13.00%	14.00%	14.00%
Export sales to customers	$ 508.8	$ 305.5	$ 170.6
Percentage of trade accounts receivables from one company	9.00%
Trade accounts receivable due from foreign entities	35.00%

Information Concerning Net Sales By Major Product Offerings (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Sale of Receivables [Line Items]
NET SALES	$ 1,700,208	$ 1,206,021	$ 827,654
Ignition Systems, Engine Sensors, Harnesses and Related Components
Sale of Receivables [Line Items]
NET SALES	199,972	153,919	111,834
Engineered Latching and Locking Devices
Sale of Receivables [Line Items]
NET SALES	196,064	150,111	33,746
Mechanical/Electro-Mechanical Actuators and Controls
Sale of Receivables [Line Items]
NET SALES	176,448	168,530	124,574
Rods and Locking Devices
Sale of Receivables [Line Items]
NET SALES	129,221	99,556	31,438
Specialized Valves
Sale of Receivables [Line Items]
NET SALES	118,368	102,664	95,946
AC/DC Electric Motors And Generators
Sale of Receivables [Line Items]
NET SALES	101,173	84,213	57,410
Engineered decorative laminates
Sale of Receivables [Line Items]
NET SALES	97,906	7,253
Specialized Pumps
Sale of Receivables [Line Items]
NET SALES	87,062	72,116	66,893
Safety restraints
Sale of Receivables [Line Items]
NET SALES	77,145
Engineered Connectors
Sale of Receivables [Line Items]
NET SALES	75,360	57,803	43,945
Power Conditioning Devices
Sale of Receivables [Line Items]
NET SALES	67,187	58,683	57,917
Power, Lighting and Control
Sale of Receivables [Line Items]
NET SALES	65,329	55,327	44,849
NiCad Batteries/Chargers
Sale of Receivables [Line Items]
NET SALES	57,907	57,757	45,583
Audio Systems
Sale of Receivables [Line Items]
NET SALES	46,259	44,614	36,870
Lavatory Hardware
Sale of Receivables [Line Items]
NET SALES	46,190	38,280	27,753
Other products
Sale of Receivables [Line Items]
NET SALES	$ 158,617	$ 55,195	$ 48,896

Trade Accounts Receivable (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Trade Accounts Receivable Securitization and Sale Program [Line Items]
Trade accounts receivable-gross	$ 240,743	$ 192,166
Allowance for uncollectible accounts	(4,960)	(2,873)
Trade accounts receivable-net	$ 235,783	$ 189,293

Inventories (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Schedule of Inventory [Line Items]
Raw materials and purchased component parts	$ 203,809	$ 160,402
Work-in-progress	102,645	85,612
Finished Goods	48,395	43,192
Total	354,849	289,206
Reserves for excess and obsolete inventory and LIFO	(34,346)	(23,889)
Inventories-net	$ 320,503	$ 265,317

Property, Plant and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Property, Plant, and Equipment Disclosure [Line Items]
Land and improvements	$ 39,685	$ 40,912
Buildings and improvements	78,631	58,692
Machinery, equipment and other	167,435	137,124
Construction in progress	10,171	8,250
Total	295,922	244,978
Accumulated depreciation	(123,185)	(94,178)
Property, plant and equipment-net	$ 172,737	$ 150,800

Intangible Assets Subjects to Amortization (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 772,484	$ 582,498
Accumulated Amortization	116,488	99,074
Net	655,996	483,424
Technology
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	723,231	546,726
Accumulated Amortization	105,995	75,426
Net	617,236	471,300
Order backlog
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	5,910	24,799
Accumulated Amortization	3,965	17,895
Net	1,945	6,904
Other intangible assets
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	43,343	10,973
Accumulated Amortization	6,528	5,753
Net	$ 36,815	$ 5,220

Aggregate Amortization Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Amortization Expense [Line Items]
Aggregate amortization expense	$ 44,535	$ 40,368	$ 15,079
Estimated Amortization Expense, 2013	38,099
Estimated Amortization Expense, 2014	36,156
Estimated Amortization Expense, 2015	36,156
Estimated Amortization Expense, 2016	36,156
Estimated Amortization Expense, 2017	$ 36,156

Intangible Assets Acquired (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Sep. 30, 2012
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets not subject to amortization	$ 595,405
Intangible assets subject to amortization	186,460
Total - Intangible assets both subject to and not subject to amortization	781,865
Amortization Period (in years)	19 years 3 months 18 days
Goodwill
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets not subject to amortization	473,895
Trademarks and trade names
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets not subject to amortization	121,510
Technology
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization	175,750
Amortization Period (in years)	20 years
Order backlog
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization	5,910
Amortization Period (in years)	1 year
Other intangible assets
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization	$ 4,800
Amortization Period (in years)	15 years

Summary of Changes in Carrying Value of Goodwill by Segment (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012 Power & Control	Sep. 30, 2011 Power & Control	Sep. 30, 2012 Airframe	Sep. 30, 2011 Airframe	Sep. 30, 2012 Non-aviation	Sep. 30, 2010 Non-aviation
Goodwill [Line Items]
Goodwill, Beginning Balance	$ 2,595,747	$ 1,571,664	$ 1,205,846	$ 1,063,872	$ 1,341,834	$ 459,725	$ 48,067	$ 48,067
Goodwill acquired during the year (Note 2)	473,895	1,129,145	70,870	159,396	401,500	969,749	1,525
Divestitures (Note 22)		(103,880)		(15,393)		(88,487)
Purchase price allocation adjustments	(26,109)		(2,012)		(24,097)
Other	(8,031)	(1,182)	(1)	(2,029)	(8,023)	847	(7)
Goodwill, Ending Balance	$ 3,035,502	$ 2,595,747	$ 1,274,703	$ 1,205,846	$ 1,711,214	$ 1,341,834	$ 49,585	$ 48,067

Accrued Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Schedule of Accrued Liabilities [Line Items]
Compensation and related benefits	$ 39,446	$ 24,824
Interest	39,003	37,065
Interest rate swap agreements	9,800
Product warranties	8,604	8,722
Income taxes payable		8,937
Other	42,384	49,701
Total	$ 139,237	$ 129,249

Long-Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Debt Instrument [Line Items]
Total debt outstanding	$ 3,619,125	$ 3,138,375
Less current portion	20,500	15,500
LONG-TERM DEBT	3,598,625	3,122,875
Term Loans
Debt Instrument [Line Items]
Debt instrument, outstanding	2,019,125	1,538,375
7 3/4% Senior Subordinated Notes, Due 2018
Debt Instrument [Line Items]
Debt instrument, outstanding	$ 1,600,000	$ 1,600,000

Long-Term Debt (Parenthetical) (Detail)	Sep. 30, 2012	Sep. 30, 2011
Debt Instrument [Line Items]
Debt instrument, maturity date	2018
7 3/4% Senior Subordinated Notes, Due 2018
Debt Instrument [Line Items]
Debt instrument, maturity date	2018	2018

Debt - Additional Information (Detail) (USD $)	1 Months Ended	3 Months Ended			12 Months Ended			1 Months Ended	12 Months Ended		1 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended			1 Months Ended	12 Months Ended
	Oct. 31, 2009	Dec. 31, 2011	Dec. 31, 2010	Jan. 02, 2010	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010 Existing Senior Secured Credit Facility	Sep. 30, 2012 Existing Senior Secured Credit Facility	Sep. 30, 2012 7 3/4% Senior Subordinated Notes due 2018	Feb. 15, 2012 New Senior Secured Credit Facility	Feb. 14, 2011 New Senior Secured Credit Facility	Sep. 30, 2012 New Senior Secured Credit Facility D	Jun. 27, 2011 New Senior Secured Credit Facility Derivative	Feb. 15, 2012 Assumption Agreement	Sep. 30, 2012 TransDigm's Foreign Subsidiaries	Dec. 31, 2010 7 3/4% Senior Subordinated Notes, Due 2018	Sep. 30, 2012 7 3/4% Senior Subordinated Notes, Due 2018	Sep. 30, 2011 7 3/4% Senior Subordinated Notes, Due 2018	Oct. 31, 2009 7 3/4% Senior Subordinated Notes, Due 2014	Sep. 30, 2011 7 3/4% Senior Subordinated Notes, Due 2014
Debt Instrument [Line Items]
Net proceeds from debt after issuance fees and expenses	$ 404,500,000				$ 484,316,000	$ 1,500,048,000		$ 1,550,000,000				$ 1,550,000,000
Revolving credit facility amount								245,000,000							310,000,000
Debt instrument, maturity date					2018					2018								2018	2018
Debt instrument, stated percentage										7.75%
Additional loan amount											500,000,000				65,000,000
Date the credit facility was fully drawn											February 15, 2012
Letters of credit outstanding					7,100,000
Borrowings available under credit facility									302,900,000
Maturity date of credit facility									2015-12				2017-02
Quarterly principal payments													5,100,000
Applicable interest rate on term loan													4.00%
Floor basis spread on LIBO													1.00%
Interest rate swap, notional amount													353,000,000	353,000,000
Number of forward stating interest rate swap agreement														3
Fixed rate of interest under interest rate swap													5.17%	5.17%
Percentage of voting capital stock																65.00%
Term loan mandatory principal prepayment commencement period from fiscal year (days)													90
Percentage of principal amount of term loan to be prepaid													100.00%
Debt instrument, face amount						3,619,125,000											1,600,000,000
Percentage of principal amount of debt on issue price																	100.00%
Debt instrument, redemption rate					103.88%
Debt instrument redemption rate in addition to accrued and unpaid interest					100.00%
Redemption rate of debt instrument in addition to accrued and unpaid interest out of proceed from equity offering					107.75%
Redemption rate of debt instrument demanded by holder under change in business control					101.00%
Refinancing costs						72,454,000
Premium paid to redeem notes																					41,900,000
Write-off of debt issue costs and unamortized premium and discount																					25,700,000
Settlement of interest rate swap agreement and other expenses																					4,900,000
Special cash dividend paid per share	$ 7.65						$ 7.65
Proceeds from issuance of debt																				425,000,000
Special cash dividend and dividend equivalents paid	$ 36,400,000	$ 3,300,000	$ 2,800,000	$ 404,900,000

Future Maturities of Long-Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2011
Long Term Debt Maturities Repayments Of Principal [Line Items]
Year ended September 30, 2013	$ 20,500
Year ended September 30, 2014	20,500
Year ended September 30, 2015	20,500
Year ended September 30, 2016	20,500
Year ended September 30, 2017	1,937,125
Thereafter	1,600,000
Total	$ 3,619,125

Retirement Plans - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012 CompensationPlan	Sep. 30, 2011	Sep. 30, 2010
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, cost recognized	$ 4.9	$ 3.5	$ 2.6
Number of non-contributory defined benefit pension plans	4
Non-contributory defined benefit pension plans, qualified	The Company has three qualified, non-contributory defined benefit pension plans, which together cover certain union employees. One plan covers certain employees of a business acquired during the year ended September 30, 2012.
Defined benefit plan, assets	60.1	6.7
Defined benefit plan, accumulated benefit obligation	62.9	9.7
Net period pension, cost recognized	0.6	0.4	0.3
Qualified Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Number of non-contributory defined benefit pension plans	3
Defined benefit pension plan, liabilities	4.7	3
Non-qualified
Defined Benefit Plan Disclosure [Line Items]
Defined benefit pension plan, liabilities	9.5	8.8
Defined benefit plan, net periodic pension cost	0.4
Non-qualified | Maximum
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, net periodic pension cost		$ 0.1

Income Tax Provision on Income from Continuing Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Current
Federal	$ 122,884	$ 50,105	$ 78,591
State	12,855	7,109	6,899
Foreign	2,361	1,310
Total Current	138,100	58,524	85,490
Deferred	24,800	18,676	1,900
Income tax provision	$ 162,900	$ 77,200	$ 87,390

Differences Between Income Tax Provision on Income from Continuing Operations at Federal Statutory Income Tax Rate and Tax Provision shown in Accompanying Consolidated Statements of Income (Detail) (USD $)
In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Schedule Of Effective Tax Rates Line Items
Tax at statutory rate of 35%	$ 170,754	$ 80,299	$ 87,792
State and local income taxes, net of federal benefit	5,221	3,576	4,298
Domestic manufacturing deduction	(9,126)	(2,772)	(3,981)
Research and development credits	(288)	(2,303)	(300)
Other-net	(3,661)	(1,600)	(419)
Income tax provision	$ 162,900	$ 77,200	$ 87,390

Differences Between Income Tax Provision on Income from Continuing Operations at Federal Statutory Income Tax Rate and Tax Provision shown in Accompanying Consolidated Statements of Income (Parenthetical) (Detail)
	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Schedule Of Effective Tax Rates Line Items
Statutory tax rate	35.00%	35.00%	35.00%

Components of Deferred Taxes (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Employee benefits, compensation and other accrued obligations	$ 31,711	$ 16,059
Net operating losses	14,637	16,500
Inventory	12,330	10,715
Tax credits	9,347
Environmental	6,975	7,412
Interest rate swaps	3,652	2,087
Product warranties	3,560	3,534
Other accrued liabilities		4,692
Total	82,212	60,999
Less: Valuation allowance	(16,150)	(15,874)
Total deferred tax assets	66,062	45,125
Intangible assets	361,226	302,273
Property, plant and equipment	23,119	22,459
Unremitted foreign earnings	3,714
Other	5,765
Total deferred tax liabilities	393,824	324,732
Total net deferred tax liabilities	$ 327,762	$ 279,607

Income Taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Income Tax Contingency [Line Items]
Net tax loss carryforwards, expiration years	2013 to 2031
Deferred tax asset foreign tax credit carryforward	$ 7
Foreign tax credit carryforwards expiration, years	2018 to 2021
Foreign undistributed net earnings for which no deferred taxes have been provided	6.9
Effect of unrecognized tax benefits on effective tax rate	6.3	7
Accrual for income tax penalties and interest	0.9	1.2
Federal and United Kingdom
Income Tax Contingency [Line Items]
Net tax loss carryforwards	19.3
State
Income Tax Contingency [Line Items]
Net tax loss carryforwards	$ 13.3

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Schedule of Unrecognized Tax Benefits [Line Items]
Balance at beginning of period	$ 7,568	$ 1,832
Additions based on tax positions related to current year	1,008	129
Reductions for tax positions of prior years	(3,190)	(760)
Acquisitions	1,546	6,367
Balance at end of period	$ 6,932	$ 7,568

Environmental Remediation Obligation (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Site Contingency [Line Items]
Accrued liabilities	$ 1,000	$ 1,000
Other non-current liabilities	18,092	18,888
Total	$ 19,092	$ 19,888

Capital Stock - Additional Information (Detail) (USD $)	1 Months Ended		12 Months Ended
	Aug. 23, 2011	Oct. 23, 2008	Sep. 30, 2012	Sep. 30, 2011
Shareholders Equity [Line Items]
Common stock, shares authorized			224,400,000	224,400,000
Common stock, par value			$ 0.01	$ 0.01
Preferred stock, shares authorized			149,600,000	149,600,000
Preferred stock, par value			$ 0.01	$ 0.01
Common stock, shares outstanding			52,157,225	50,829,276
Preferred stock, shares outstanding			0	0
Stock repurchase program, authorized amount	$ 100,000,000
Shares repurchased under the program			11,300
Value of common stock repurchased		$ 15,200,000	$ 846,000
Weighted average price per share		$ 30.85	$ 74.87
Treasury stock, shares		494,100	505,400	494,100

Segments - Additional Information (Detail)	12 Months Ended
Sep. 30, 2012 Segment
Segment Reporting Information [Line Items]
Number of reporting segments	3

Net Sales by Reportable Segment (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Segment Reporting Information [Line Items]
NET SALES	$ 1,700,208	$ 1,206,021	$ 827,654
Reportable Subsegments | Power & Control
Segment Reporting Information [Line Items]
NET SALES	776,342	668,920	537,232
Reportable Subsegments | Airframe
Segment Reporting Information [Line Items]
NET SALES	843,643	505,257	261,600
Reportable Subsegments | Non-aviation
Segment Reporting Information [Line Items]
NET SALES	$ 80,223	$ 31,844	$ 28,822

EBITDA Defined by Segment to Consolidated Income from Continuing Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Segment Reporting, Reconciliation of Operating Income Segment to Consolidated [Line Items]
Unallocated corporate expenses	$ 27,421	$ 20,511	$ 11,171
Refinancing costs		72,454
Income from continuing operations before income taxes	487,869	229,425	250,835
Reportable Subsegments
Segment Reporting, Reconciliation of Operating Income Segment to Consolidated [Line Items]
Income from continuing operations before income taxes	809,019	589,874	411,609
Depreciation and amortization	68,227	60,460	30,165
Interest expense-net	211,906	185,256	112,234
Acquisition-related costs	18,866	29,711	11,682
Stock option expense	22,151	12,568	6,693
Refinancing costs		72,454
Reportable Subsegments | Power & Control
Segment Reporting, Reconciliation of Operating Income Segment to Consolidated [Line Items]
Income from continuing operations before income taxes	410,259	349,239	288,592
Depreciation and amortization	21,565	22,368	19,719
Reportable Subsegments | Airframe
Segment Reporting, Reconciliation of Operating Income Segment to Consolidated [Line Items]
Income from continuing operations before income taxes	402,048	244,624	119,488
Depreciation and amortization	44,128	36,825	9,444
Reportable Subsegments | Non-aviation
Segment Reporting, Reconciliation of Operating Income Segment to Consolidated [Line Items]
Income from continuing operations before income taxes	24,133	16,522	14,700
Depreciation and amortization	2,393	980	923
Reportable Subsegments | Total Segments
Segment Reporting, Reconciliation of Operating Income Segment to Consolidated [Line Items]
Income from continuing operations before income taxes	$ 836,440	$ 610,385	$ 422,780

Capital Expenditures and Depreciation and Amortization by Segment (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Segment Reporting Information [Line Items]
Capital expenditures	$ 25,246	$ 18,026	$ 12,887
Reportable Subsegments
Segment Reporting Information [Line Items]
Capital expenditures	25,246	18,026	12,887
Depreciation and amortization	68,227	60,460	30,165
Reportable Subsegments | Power & Control
Segment Reporting Information [Line Items]
Capital expenditures	9,436	8,740	7,331
Depreciation and amortization	21,565	22,368	19,719
Reportable Subsegments | Airframe
Segment Reporting Information [Line Items]
Capital expenditures	13,730	7,914	4,696
Depreciation and amortization	44,128	36,825	9,444
Reportable Subsegments | Non-aviation
Segment Reporting Information [Line Items]
Capital expenditures	1,920	522	854
Depreciation and amortization	2,393	980	923
Reportable Subsegments | Corporate
Segment Reporting Information [Line Items]
Capital expenditures	160	850	6
Depreciation and amortization	$ 141	$ 287	$ 79

Total Assets by Segment (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Total Assets By Segment [Line Items]
Total assets	$ 5,459,617	$ 4,513,636
Power & Control
Total Assets By Segment [Line Items]
Total assets	1,896,300	1,784,217
Airframe
Total Assets By Segment [Line Items]
Total assets	2,932,229	2,190,958
Non-aviation
Total Assets By Segment [Line Items]
Total assets	118,520	79,220
Corporate
Total Assets By Segment [Line Items]
Total assets	$ 512,568	$ 459,241

Expense Recognized by Company for Stock-Based Compensation (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Restricted stock award amortization		$ 6	$ 11
Total stock-based compensation	22,151	12,574	6,704
Performance Vested Stock Options
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock option compensation expense	$ 22,151	$ 12,568	$ 6,693

Stock Based Compensation - Additional Information (Detail) (USD $)	1 Months Ended	3 Months Ended			12 Months Ended
	Oct. 31, 2009	Dec. 31, 2011	Dec. 31, 2010	Jan. 02, 2010	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of options granted					$ 43.23	$ 33.51	$ 18.83
Unrecognized compensation cost related to non-vested awards expected to vest					$ 15,600,000
Non-vested awards expected to vest weighted-average period					3 years
Fair value of options vested					11,400,000	7,800,000	4,600,000
Special cash dividend paid per share	$ 7.65
Special cash dividend and dividend equivalents paid	36,400,000	3,300,000	2,800,000	404,900,000
2006 Stock Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of common stock					8,119,668
Graded vesting years, maximum					3 years
Share issued during period					920
Weighted average grant date fair value, share issued					$ 125.48
Shares available for award					3,142,616
2006 Stock Incentive Plan | Options granted prior to October 1, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Threshold Price Minimum For Accelerated Vesting					$ 160
2006 Stock Incentive Plan | Options granted in fiscal 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Threshold Price Minimum For Accelerated Vesting					$ 170
2003 Stock Option Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of common stock					9,339,453
Graded vesting years, maximum					4 years
Shares available for award					3,870,152
Stock split, terms					TD Group, after giving effect to the 149.60 for 1.00 stock split effected on March 14, 2006.
Additional stock option granted					5,469,301
Stock option, expiry period					10 years
Shares available for grant					9,261,624
Total intrinsic value					$ 137,500,000	$ 63,000,000	$ 19,000,000
2003 Stock Option Plan | Employee Service
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of vesting					20.00%
2003 Stock Option Plan | Other Than Employee Service
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of vesting					80.00%
2003 Stock Option Plan And 2006 Stock Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options issued					134,040
Options Outstanding					16,096
Exercise Price					$ 6.68

Weighted Average Assumptions used to Estimate Fair Value of all Options at Grant Date using Black-Scholes-Merton Option-Pricing Model (Detail)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Schedule of Weighted Average Assumptions for Fair Values of Stock Options[Line Items]
Risk-free interest rate, minimum	1.10%	1.67%	2.45%
Risk-free interest rate, maximum	1.50%	2.53%	2.96%
Expected life of options	6 years	6 years	6 years
Expected dividend yield of stock
Expected volatility of stock	40.00%	40.00%	40.00%

Summary of Activity, Pricing and Other Information for Performance Vested Stock-Based Award Activity (Detail) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
2006 Stock Incentive Plan
Schedule of Share based Compensation Arrangements by Share based Payment Award, Performance Options [Line Items]
Number of Options, Granted	3,142,616
2006 Stock Incentive Plan | Performance Vested Stock Options
Schedule of Share based Compensation Arrangements by Share based Payment Award, Performance Options [Line Items]
Number of Options, Outstanding, beginning of period	4,636,085
Number of Options, Granted	711,725
Number of Options, Exercised	(166,505)
Number of Options, Forfeited	(455,110)
Number of Options, Outstanding, end of period	4,726,195
Number of Options, Expected to vest	1,728,021
Number of Options Exercisable at end of period	1,732,475
Weighted-Average Exercise Price Per Option, Outstanding, beginning of period	$ 47.8
Weighted-Average Exercise Price Per Option, Granted	$ 107.21
Weighted-Average Exercise Price Per Option, Exercised	$ 32.52
Weighted-Average Exercise Price Per Option, Forfeited	$ 58.69
Weighted-Average Exercise Price Per Option, Outstanding, end of period	$ 56.24
Weighted-Average Exercise Price Per Option, Expected to vest	$ 51.12
Weighted-Average Exercise Price Per Option, Exercisable	$ 37.17
Weighted-Average Remaining Contractual Term, Outstanding, years	7 years 4 months 24 days
Weighted-Average Remaining Contractual Term, Expected to vest, years	7 years 2 months 12 days
Weighted-Average Remaining Contractual Term, Exercisable, years	6 years 7 months 6 days
Aggregate Intrinsic Value, Outstanding	$ 404,704,078
Aggregate Intrinsic Value, Expected to vest	156,811,187
Aggregate Intrinsic Value, Exercisable	181,390,133
2003 Stock Option Plan
Schedule of Share based Compensation Arrangements by Share based Payment Award, Performance Options [Line Items]
Number of Options, Granted	3,870,152
Aggregate Intrinsic Value, Exercisable	137,500,000	63,000,000	19,000,000
2003 Stock Option Plan | Performance Vested Stock Options
Schedule of Share based Compensation Arrangements by Share based Payment Award, Performance Options [Line Items]
Number of Options, Outstanding, beginning of period	1,521,185
Number of Options, Exercised	(806,538)
Number of Options, Outstanding, end of period	714,647
Number of Options Exercisable at end of period	714,647
Weighted-Average Exercise Price Per Option, Outstanding, beginning of period	$ 11.87
Weighted-Average Exercise Price Per Option, Exercised	$ 9.49
Weighted-Average Exercise Price Per Option, Outstanding, end of period	$ 14.56
Weighted-Average Exercise Price Per Option, Exercisable	$ 14.56
Weighted-Average Remaining Contractual Term, Outstanding, years	2 years 7 months 6 days
Weighted-Average Remaining Contractual Term, Exercisable, years	2 years 7 months 6 days
Aggregate Intrinsic Value, Outstanding	90,981,710
Aggregate Intrinsic Value, Exercisable	$ 90,981,710

Summary of Activity, Pricing and Other Information for Time Vested Stock Based Award Activity (Detail) (2003 Stock Option Plan, USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Granted	3,870,152
Aggregate Intrinsic Value, Exercisable	$ 137,500,000	$ 63,000,000	$ 19,000,000
Time Vested Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Outstanding, beginning of period	575,025
Number of Options, Granted
Number of Options, Exercised	(237,550)
Number of Options, Forfeited
Number of Options, Outstanding, end of period	337,475
Number of Options Exercisable at end of period	337,475
Weighted-Average Exercise Price Per Option, Outstanding, beginning of period	$ 10.33
Weighted-Average Exercise Price Per Option, Granted
Weighted-Average Exercise Price Per Option, Exercised	$ 8.44
Weighted-Average Exercise Price Per Option, Forfeited
Weighted-Average Exercise Price Per Option, Outstanding, end of period	$ 11.66
Weighted-Average Exercise Price Per Option, Exercisable	$ 11.66
Weighted-Average Remaining Contractual Term, Outstanding, years	1 year 9 months 18 days
Weighted-Average Remaining Contractual Term, Exercisable, years	1 year 9 months 18 days
Aggregate Intrinsic Value, Outstanding	43,942,620
Aggregate Intrinsic Value, Exercisable	$ 43,942,620

Summary of Activity, Pricing and Other Information for Rollover Option Award Activity (Detail) (2003 Stock Option Plan, USD $)	12 Months Ended
Sep. 30, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Granted	3,870,152
Rollover Option Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Outstanding, beginning of period	84,436
Number of Options, Granted
Number of Options, Exercised	(84,436)
Number of Options, Forfeited
Number of Options Exercisable at end of period
Weighted-Average Exercise Price Per Option, Outstanding, beginning of period	3.47
Weighted-Average Exercise Price Per Option, Granted
Weighted-Average Exercise Price Per Option, Exercised	3.47
Weighted-Average Exercise Price Per Option, Forfeited
Weighted-Average Exercise Price Per Option, Exercisable

Leases - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Lease and Rental Expense [Line Items]
Expiry date of manufacturing facility leases	Jan 31, 2051
Annual rental expense	$ 7.9	$ 5.9	$ 4.2
Future minimum rental commitments in fiscal 2013	7.7
Future minimum rental commitments in fiscal 2014	7.4
Future minimum rental commitments in fiscal 2015	5.7
Future minimum rental commitments in fiscal 2016	5.1
Future minimum rental commitments in fiscal 2017	3.7
Future minimum rental commitments, due thereafter	$ 20.4

Carrying Amounts and Fair Values of Financial Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012		Sep. 30, 2011		Sep. 30, 2010	Sep. 30, 2009
Carrying Amounts and Fair Values of Financial Instruments [Line Items]
Cash and cash equivalents, Assets, Carrying Amount	$ 440,524		$ 376,183		$ 234,112	$ 190,167
Senior Subordinated Notes, Liabilities, Carrying Amount	3,619,125		3,138,375
Level 1
Carrying Amounts and Fair Values of Financial Instruments [Line Items]
Cash and cash equivalents, Assets, Carrying Amount	440,524		376,183
Cash and cash equivalents, Assets, Fair Value	440,524		376,183
Level 1 | 7 3/4% Senior Subordinated Notes due 2018
Carrying Amounts and Fair Values of Financial Instruments [Line Items]
Senior Subordinated Notes, Liabilities, Carrying Amount	1,600,000		1,600,000
Senior Subordinated Notes, Liabilities, Fair Value	1,696,000		1,616,000
Level 2 | Accrued liabilities
Carrying Amounts and Fair Values of Financial Instruments [Line Items]
Interest rate swap agreements, Liabilities, Carrying Amount	9,800	[1]
Interest rate swap agreements, Liabilities, Fair Value	9,800	[1]
Level 2 | Other Non-Current Liabilities
Carrying Amounts and Fair Values of Financial Instruments [Line Items]
Interest rate swap agreements, Liabilities, Carrying Amount			5,600	[2]
Interest rate swap agreements, Liabilities, Fair Value			5,600	[2]
Level 2 | Term Loans
Carrying Amounts and Fair Values of Financial Instruments [Line Items]
Term loans, Liabilities, Carrying Amount	2,019,125		1,538,375
Term loans, Liabilities, Fair Value	$ 2,037,000		$ 1,496,000

[1]	Included in Accrued liabilities on the Consolidated Balance Sheet.
[2]	Included in Other non-current liabilities on the Consolidated Balance Sheet.

Fair Value Measurements - Additional Information (Detail)	12 Months Ended
Sep. 30, 2012
Carrying Amounts and Fair Values of Financial Instruments [Line Items]
Interest rate of senior subordinated debt	7.75%

Derivatives And Hedging Activities - Additional Information (Detail) (New Senior Secured Credit Facility, USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Jun. 27, 2011
New Senior Secured Credit Facility
Derivative [Line Items]
Interest rate swap, notional amount	$ 353	$ 353
Fixed rate of interest under interest rate swap	5.17%	5.17%
Interest rate swap agreements description	2.17% plus the 3% margin percentage

Accumulated Other Comprehensive Income (Loss) (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Accumulated Other Comprehensive Income [Line Items]
Interest rate swap agreements, net of taxes of $3.7 million for 2012 and $2.1 million for 2011	$ (6,135)	$ (3,500)
Cumulative foreign currency translation adjustments	480	1,795
Pension liability adjustments, net of taxes of $1.8 million for 2012 and $1.0 million for 2011	(2,396)	(1,572)
Total	$ (8,051)	$ (3,277)

Accumulated Other Comprehensive Income (Loss) (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Accumulated Other Comprehensive Income [Line Items]
Interest rate swap agreements, taxes	$ 3,700	$ 2,100
Pension liability adjustments, taxes	$ 1,800	$ 1,000

Discontinued Operations - Additional Information (Detail) (USD $)	12 Months Ended	1 Months Ended
	Sep. 30, 2011	Apr. 07, 2011 Aero Quality Sales	Mar. 09, 2011 Fastener Business
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from divestiture of business	$ 271,361,000	$ 31,800,000	$ 239,600,000
Gain (loss) on sale of discontinued operations, net of tax	22,032,000	(1,600,000)	23,600,000
Gain on sale of discontinued operations		6,200,000	56,500,000
Working capital adjustment		$ 1,800,000

Summary of Operating Results for Fastener Business and Aero Quality Sales (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Sep. 30, 2011
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net sales	$ 24,058
Loss from discontinued operations before income taxes	(2,917)
Income tax benefit	794
Loss from discontinued operations	(2,123)
Net gain on sales of discontinued operations, net of tax	22,032
Income from discontinued operations	$ 19,909

Quarterly Financial Data (Unaudited) (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jul. 02, 2011	Apr. 02, 2011	Jan. 01, 2011	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Quarterly Financial Data [Line Items]
NET SALES									$ 1,700,208	$ 1,206,021	$ 827,654
GROSS PROFIT									945,717	661,185	473,066
Net income (loss) from discontinued operations										19,909
Net income (loss)									324,969	172,134	163,445
Net earnings (loss) per share from continuing operations-basic and diluted									$ 5.97	$ 2.8	$ 2.52
Net earnings (loss) per share from discontinued operations-basic and diluted										$ 0.37
Net earnings per share-basic and diluted									$ 5.97	$ 3.17	$ 2.52
TransDigm Group
Quarterly Financial Data [Line Items]
NET SALES	462,606	461,660	423,469	352,473	342,953	325,209	304,307	233,552
GROSS PROFIT	256,820	253,302	236,040	199,555	193,016	183,149	157,874	127,146
Net income (loss) from continuing operations					64,313	58,368	36,697	(7,153)
Net income (loss) from discontinued operations					3,082	(2,088)	19,120	(205)
Net income (loss)	$ 87,866	$ 90,446	$ 81,552	$ 65,105	$ 67,395	$ 56,280	$ 55,817	$ (7,358)	$ 324,969	$ 172,134	$ 163,445
Net earnings (loss) per share from continuing operations-basic and diluted					$ 1.2	$ 1.1	$ 0.69	$ (0.19)
Net earnings (loss) per share from discontinued operations-basic and diluted					$ 0.06	$ (0.04)	$ 0.35
Net earnings per share-basic and diluted	$ 1.63	$ 1.68	$ 1.51	$ 1.15	$ 1.26	$ 1.06	$ 1.04	$ (0.19)

Subsequent Events - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended		1 Months Ended				1 Months Ended
	Oct. 31, 2009	Sep. 30, 2010	Sep. 30, 2011	Nov. 30, 2012 Subsequent Event	Oct. 09, 2012 Subsequent Event	Oct. 15, 2012 Subsequent Event	Oct. 25, 2012 Subsequent Event	Oct. 15, 2012 Subsequent Event Term Loans	Oct. 15, 2012 Senior Subordinated Notes
Subsequent Event [Line Items]
Restricted payments maximum amount allowed for cash dividend					$ 850,000,000
Additional term loan facility in the aggregate principal amount								150,000,000
Issuance of senior subordinated notes			3,619,125,000						550,000,000
Debt instrument, interest rate stated percentage									5.50%
Issue price of debt instruments as percentage of face amount									100.00%
Debt instrument frequency of interest payment									semiannually
Debt instrument, maturity date									Oct 15, 2020
Dividend authorized and declared per share	$ 7.65	$ 7.65				$ 12.85
Cash dividend on outstanding shares of common stock				663,500,000
Special cash dividend and dividend equivalents expected to be paid						36,000,000
Business acquisition agreement amount							$ 236,000,000

Supplemental Guarantor Information - Additional Information (Detail)	12 Months Ended
Sep. 30, 2012
Supplemental Guarantor Information [Line Items]
Interest rate of senior subordinated debt	7.75%
Senior subordinate note, due date	2018

Supplemental Condensed Consolidating Balance Sheet (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Supplemental Guarantor Information [Line Items]
Cash and cash equivalents	$ 440,524	$ 376,183	$ 234,112	$ 190,167
Trade accounts receivable-Net	235,783	189,293
Inventories-Net	320,503	265,317
Deferred income taxes	29,134	30,844
Prepaid expenses and other	24,587	8,655
Total current assets	1,050,531	870,292
PROPERTY, PLANT AND EQUIPMENT-Net	172,737	150,800
GOODWILL	3,035,502	2,595,747	1,571,664
TRADEMARKS AND TRADE NAMES	467,614	344,942
OTHER INTANGIBLE ASSETS-Net	655,996	483,424
DEBT ISSUE COSTS-Net	62,190	59,007
OTHER	15,047	9,424
TOTAL ASSETS	5,459,617	4,513,636
Current portion of long-term debt	20,500	15,500
Accounts payable	74,178	62,110
Accrued liabilities	139,237	129,249
Total current liabilities	233,915	206,859
LONG-TERM DEBT	3,598,625	3,122,875
DEFERRED INCOME TAXES	356,896	310,451
OTHER NON-CURRENT LIABILITIES	51,347	62,502
Total liabilities	4,240,783	3,702,687
STOCKHOLDERS' EQUITY	1,218,834	810,949	592,979	819,162
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	5,459,617	4,513,636
TransDigm Group
Supplemental Guarantor Information [Line Items]
Cash and cash equivalents	20,100	5,695	4,884	15,388
Total current assets	20,100	5,695
INVESTMENT IN SUBSIDIARIES AND INTERCOMPANY BALANCES	1,198,734	805,254
TOTAL ASSETS	1,218,834	810,949
STOCKHOLDERS' EQUITY	1,218,834	810,949
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	1,218,834	810,949
TransDigm Inc.
Supplemental Guarantor Information [Line Items]
Cash and cash equivalents	406,891	360,074	226,200	173,630
Trade accounts receivable-Net	12,261	11,183
Inventories-Net	23,410	23,311
Deferred income taxes	29,134	23,248
Prepaid expenses and other	9,585	2,571
Total current assets	481,281	420,387
INVESTMENT IN SUBSIDIARIES AND INTERCOMPANY BALANCES	4,720,602	3,746,531
PROPERTY, PLANT AND EQUIPMENT-Net	15,685	15,903
GOODWILL	85,680	81,736
TRADEMARKS AND TRADE NAMES	19,377	19,376
OTHER INTANGIBLE ASSETS-Net	8,151	8,760
DEBT ISSUE COSTS-Net	62,190	59,007
OTHER	2,750	2,415
TOTAL ASSETS	5,395,716	4,354,115
Current portion of long-term debt	20,500	15,500
Accounts payable	10,068	8,071
Accrued liabilities	68,808	58,086
Total current liabilities	99,376	81,657
LONG-TERM DEBT	3,598,625	3,122,875
DEFERRED INCOME TAXES	356,896	199,610
OTHER NON-CURRENT LIABILITIES	24,083	26,717
Total liabilities	4,078,980	3,430,859
STOCKHOLDERS' EQUITY	1,316,736	923,256
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	5,395,716	4,354,115
Subsidiary Guarantors
Supplemental Guarantor Information [Line Items]
Cash and cash equivalents	4,494	2,115	3,028	1,149
Trade accounts receivable-Net	207,537	170,420
Inventories-Net	272,180	233,726
Deferred income taxes		7,596
Prepaid expenses and other	12,626	5,451
Total current assets	496,837	419,308
INVESTMENT IN SUBSIDIARIES AND INTERCOMPANY BALANCES	2,055,938	1,557,736
PROPERTY, PLANT AND EQUIPMENT-Net	144,177	129,566
GOODWILL	2,872,483	2,478,780
TRADEMARKS AND TRADE NAMES	416,490	313,280
OTHER INTANGIBLE ASSETS-Net	614,225	459,615
OTHER	(27,249)	7,010
TOTAL ASSETS	6,572,901	5,365,295
Accounts payable	54,054	49,944
Accrued liabilities	64,250	68,333
Total current liabilities	118,304	118,277
DEFERRED INCOME TAXES		110,841
OTHER NON-CURRENT LIABILITIES	26,480	35,785
Total liabilities	144,784	264,903
STOCKHOLDERS' EQUITY	6,428,117	5,100,392
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	6,572,901	5,365,295
Non-Guarantor Subsidiaries
Supplemental Guarantor Information [Line Items]
Cash and cash equivalents	9,039	8,299
Trade accounts receivable-Net	17,486	8,484
Inventories-Net	25,397	8,264
Prepaid expenses and other	2,376	633
Total current assets	54,298	25,680
INVESTMENT IN SUBSIDIARIES AND INTERCOMPANY BALANCES	43,745	(8,494)
PROPERTY, PLANT AND EQUIPMENT-Net	12,875	5,331
GOODWILL	77,339	35,231
TRADEMARKS AND TRADE NAMES	31,747	12,286
OTHER INTANGIBLE ASSETS-Net	33,620	15,049
OTHER	39,546	(1)
TOTAL ASSETS	293,170	85,082
Accounts payable	11,553	4,889
Accrued liabilities	6,179	2,830
Total current liabilities	17,732	7,719
OTHER NON-CURRENT LIABILITIES	784
Total liabilities	18,516	7,719
STOCKHOLDERS' EQUITY	274,654	77,363
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	293,170	85,082
Elimination
Supplemental Guarantor Information [Line Items]
Trade accounts receivable-Net	(1,501)	(794)
Inventories-Net	(484)	16
Total current assets	(1,985)	(778)
INVESTMENT IN SUBSIDIARIES AND INTERCOMPANY BALANCES	(8,019,019)	(6,101,027)
TOTAL ASSETS	(8,021,004)	(6,101,805)
Accounts payable	(1,497)	(794)
Total current liabilities	(1,497)	(794)
Total liabilities	(1,497)	(794)
STOCKHOLDERS' EQUITY	(8,019,507)	(6,101,011)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ (8,021,004)	$ (6,101,805)

Supplemental Condensed Consolidating Statement Of Income/Operations (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jul. 02, 2011	Apr. 02, 2011	Jan. 01, 2011	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Supplemental Guarantor Information [Line Items]
NET SALES									$ 1,700,208	$ 1,206,021	$ 827,654
COST OF SALES									754,491	544,836	354,588
GROSS PROFIT									945,717	661,185	473,066
SELLING AND ADMINISTRATIVE EXPENSES									201,709	133,711	94,918
AMORTIZATION OF INTANGIBLE ASSETS									44,233	40,339	15,079
INCOME (LOSS) FROM OPERATIONS									699,775	487,135	363,069
INTEREST EXPENSE-Net									211,906	185,256	112,234
Refinancing costs										72,454
INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAXES									487,869	229,425	250,835
INCOME TAX PROVISION (BENEFIT)									162,900	77,200	87,390
INCOME (LOSS) FROM CONTINUING OPERATIONS									324,969	152,225	163,445
INCOME FROM DISCONTINUED OPERATIONS, NET OF TAX										19,909
NET INCOME									324,969	172,134	163,445
TransDigm Group
Supplemental Guarantor Information [Line Items]
NET SALES	462,606	461,660	423,469	352,473	342,953	325,209	304,307	233,552
GROSS PROFIT	256,820	253,302	236,040	199,555	193,016	183,149	157,874	127,146
EQUITY IN INCOME OF SUBSIDIARIES									(324,969)	(172,134)	(163,445)
INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAXES									324,969	172,134	163,445
INCOME (LOSS) FROM CONTINUING OPERATIONS										172,134
INCOME FROM DISCONTINUED OPERATIONS, NET OF TAX					3,082	(2,088)	19,120	(205)
NET INCOME	87,866	90,446	81,552	65,105	67,395	56,280	55,817	(7,358)	324,969	172,134	163,445
TransDigm Inc.
Supplemental Guarantor Information [Line Items]
NET SALES									103,694	81,944	64,990
COST OF SALES									64,394	46,438	36,398
GROSS PROFIT									39,300	35,506	28,592
SELLING AND ADMINISTRATIVE EXPENSES									61,214	44,754	31,130
AMORTIZATION OF INTANGIBLE ASSETS									624	624	624
INCOME (LOSS) FROM OPERATIONS									(22,538)	(9,872)	(3,162)
INTEREST EXPENSE-Net									208,384	183,175	110,127
Refinancing costs										72,454
EQUITY IN INCOME OF SUBSIDIARIES									(465,683)	(345,158)	(237,334)
INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAXES									234,761	79,657	124,045
INCOME TAX PROVISION (BENEFIT)									(90,208)	(92,477)	(39,400)
INCOME (LOSS) FROM CONTINUING OPERATIONS										172,134
NET INCOME									324,969	172,134	163,445
Subsidiary Guarantors
Supplemental Guarantor Information [Line Items]
NET SALES									1,508,067	1,097,662	766,068
COST OF SALES									622,056	479,536	320,288
GROSS PROFIT									886,011	618,126	445,780
SELLING AND ADMINISTRATIVE EXPENSES									125,261	85,796	65,088
AMORTIZATION OF INTANGIBLE ASSETS									41,937	37,900	14,455
INCOME (LOSS) FROM OPERATIONS									718,813	494,430	366,237
INTEREST EXPENSE-Net									2,268	777	2,107
INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAXES									716,545	493,653	364,130
INCOME TAX PROVISION (BENEFIT)									251,514	167,822	126,790
INCOME (LOSS) FROM CONTINUING OPERATIONS										325,831
INCOME FROM DISCONTINUED OPERATIONS, NET OF TAX										4,883
NET INCOME									465,031	330,714	237,340
Non-Guarantor Subsidiaries
Supplemental Guarantor Information [Line Items]
NET SALES									102,299	31,649
COST OF SALES									81,390	24,334
GROSS PROFIT									20,909	7,315
SELLING AND ADMINISTRATIVE EXPENSES									15,234	3,172
AMORTIZATION OF INTANGIBLE ASSETS									1,672	1,815
INCOME (LOSS) FROM OPERATIONS									4,003	2,328
INTEREST EXPENSE-Net									1,254	1,304
INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAXES									2,749	1,024
INCOME TAX PROVISION (BENEFIT)									1,594	1,855
INCOME (LOSS) FROM CONTINUING OPERATIONS										(831)
INCOME FROM DISCONTINUED OPERATIONS, NET OF TAX										15,026
NET INCOME									1,155	14,195
Elimination
Supplemental Guarantor Information [Line Items]
NET SALES									(13,852)	(5,234)	(3,404)
COST OF SALES									(13,349)	(5,472)	(2,098)
GROSS PROFIT									(503)	238	(1,306)
SELLING AND ADMINISTRATIVE EXPENSES										(11)	(1,300)
INCOME (LOSS) FROM OPERATIONS									(503)	249	(6)
EQUITY IN INCOME OF SUBSIDIARIES									790,652	517,292	400,779
INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAXES									(791,155)	(517,043)	(400,785)
INCOME (LOSS) FROM CONTINUING OPERATIONS										(517,043)
NET INCOME									$ (791,155)	$ (517,043)	$ (400,785)

Supplemental Condensed Consolidating Statement Of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Supplemental Guarantor Information [Line Items]
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	$ 413,885	$ 260,386	$ 197,304
Capital expenditures	(25,246)	(18,026)	(12,887)
Acquisition of businesses, net of cash acquired	(868,696)	(1,650,363)	(166,557)
Cash proceeds from sales of discontinued operations		271,361
Cash proceeds from sale of business	17,650
Cash proceeds from sale of real estate			2,885
Net cash used in investing activities	(876,292)	(1,397,028)	(176,559)
Excess tax benefits related to share-based payment arrangements	50,555	23,411	17,459
Proceeds from exercise of stock options	15,710	9,208	6,361
Dividends paid	(3,299)	(2,811)	(404,868)
Treasury stock purchased	(846)
Proceeds from new senior secured credit facility-net	484,316	1,500,048
Repayment on new senior secured credit facility	(19,250)	(11,625)
Proceeds from senior subordinated notes due 2018-net		1,582,184	404,248
Repurchase of senior subordinated notes due 2014-net		(1,041,894)
Repayment of existing senior secured credit facility		(780,000)
Net cash provided by (used in) financing activities	527,186	1,278,521	23,200
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	(438)	192
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	64,341	142,071	43,945
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	376,183	234,112	190,167
CASH AND CASH EQUIVALENTS, END OF PERIOD	440,524	376,183	234,112
TransDigm Group
Supplemental Guarantor Information [Line Items]
Intercompany activities	(47,715)	(28,997)	370,544
Excess tax benefits related to share-based payment arrangements	50,555	23,411	17,459
Proceeds from exercise of stock options	15,710	9,208	6,361
Dividends paid	(3,299)	(2,811)	(404,868)
Treasury stock purchased	(846)
Net cash provided by (used in) financing activities	14,405	811	(10,504)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	14,405	811	(10,504)
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	5,695	4,884	15,388
CASH AND CASH EQUIVALENTS, END OF PERIOD	20,100	5,695	4,884
TransDigm Inc.
Supplemental Guarantor Information [Line Items]
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	(119,491)	(164,846)	(53,873)
Capital expenditures	(1,865)	(2,639)	(1,875)
Acquisition of businesses, net of cash acquired	(868,696)	(1,650,363)	(166,557)
Cash proceeds from sales of discontinued operations		271,361
Cash proceeds from sale of business	17,650
Net cash used in investing activities	(852,911)	(1,381,641)	(168,432)
Intercompany activities	554,153	431,648	(129,373)
Proceeds from new senior secured credit facility-net	484,316	1,500,048
Repayment on new senior secured credit facility	(19,250)	(11,625)
Proceeds from senior subordinated notes due 2018-net		1,582,184	404,248
Repurchase of senior subordinated notes due 2014-net		(1,041,894)
Repayment of existing senior secured credit facility		(780,000)
Net cash provided by (used in) financing activities	1,019,219	1,680,361	274,875
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	46,817	133,874	52,570
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	360,074	226,200	173,630
CASH AND CASH EQUIVALENTS, END OF PERIOD	406,891	360,074	226,200
Subsidiary Guarantors
Supplemental Guarantor Information [Line Items]
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	523,759	409,483	251,175
Capital expenditures	(22,259)	(15,140)	(11,012)
Cash proceeds from sale of real estate			2,885
Net cash used in investing activities	(22,259)	(15,140)	(8,127)
Intercompany activities	(499,121)	(395,256)	(241,169)
Net cash provided by (used in) financing activities	(499,121)	(395,256)	(241,169)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	2,379	(913)	1,879
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	2,115	3,028	1,149
CASH AND CASH EQUIVALENTS, END OF PERIOD	4,494	2,115	3,028
Non-Guarantor Subsidiaries
Supplemental Guarantor Information [Line Items]
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	9,466	14,102
Capital expenditures	(1,122)	(247)
Net cash used in investing activities	(1,122)	(247)
Intercompany activities	(7,166)	(5,748)
Net cash provided by (used in) financing activities	(7,166)	(5,748)
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	(438)	192
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	740	8,299
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	8,299
CASH AND CASH EQUIVALENTS, END OF PERIOD	9,039	8,299
Elimination
Supplemental Guarantor Information [Line Items]
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	151	1,647	2
Intercompany activities	(151)	(1,647)	(2)
Net cash provided by (used in) financing activities	$ (151)	$ (1,647)	$ (2)

Valuation and Qualifying Accounts (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012		Sep. 30, 2011		Sep. 30, 2010
Allowance for doubtful accounts
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at the Beginning of Period	$ 2,873		$ 2,270		$ 2,448
Charged to Cost Expenses	1,555		570		(156)
Acquisition	1,066		599		678
Deductions from Reserve	(534)	[1]	(566)	[1]	(700)	[1]
Balance at the End of Period	4,960		2,873		2,270
Reserve for excess and obsolete inventory
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at the Beginning of Period	25,623		18,251		17,018
Charged to Cost Expenses	11,839		8,361		22
Acquisition	4,933		415		1,882
Deductions from Reserve	(6,314)	[1]	(1,404)	[1]	(671)	[1]
Balance at the End of Period	$ 36,081		$ 25,623		$ 18,251

[1]	The amounts in this column represent charge-offs net of recoveries.